UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio—100.2%
HSBC Growth Portfolio		79,761,275
TOTAL INVESTMENT SECURITIES — 100.2%		79,761,275

Percentages indicated are based on net assets of $79,563,423.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 3.5%
Precision Castparts Corp.	6,900	1,529,868
United Technologies Corp.	15,050	1,588,828
		3,118,696
Airlines – 1.0%
Delta Air Lines, Inc. (a)	43,450	922,444
Auto Components – 1.4%
BorgWarner, Inc. (a)	12,600	1,202,418
Biotechnology – 9.1%
Alexion Pharmaceuticals, Inc. (a)	8,600	999,578
Amgen, Inc.	12,650	1,369,869
Biogen Idec, Inc. (a)	7,800	1,701,414
Celgene Corp. (a)	15,550	2,283,673
Gilead Sciences, Inc. (a)	26,950	1,656,077
		8,010,611
Capital Markets – 3.4%
BlackRock, Inc.	5,785	1,631,139
Morgan Stanley	50,000	1,360,500
		2,991,639
Chemicals – 4.0%
Ecolab, Inc.	10,400	958,256
Monsanto Co.	26,349	2,602,754
		3,561,010
Communications Equipment – 2.0%
F5 Networks, Inc. (a)	7,000	614,320
Qualcomm, Inc.	17,750	1,145,763
		1,760,083
Computers & Peripherals – 3.5%
Apple, Inc.	6,905	3,124,512
Diversified Financial Services – 2.2%
American Express Co.	14,300	1,054,911
JPMorgan Chase & Co.	15,900	886,107
		1,941,018
Energy Equipment & Services – 0.9%
FMC Technologies, Inc. (a)	15,050	802,165
Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	7,600	891,404
CVS Caremark Corp.	20,000	1,229,800
		2,121,204
Health Care Providers & Services – 2.0%
Express Scripts Holding Co. (a)	13,600	891,480
UnitedHealth Group, Inc.	12,200	888,770
		1,780,250
Health Care Technology – 1.4%
athenahealth, Inc. (a)	3,900	436,605
Cerner Corp. (a)	17,100	837,900
		1,274,505
Hotels, Restaurants & Leisure – 2.4%
Starbucks Corp.	19,900	1,417,676
Yum! Brands, Inc.	9,800	714,616
		2,132,292
Internet & Catalog Retail – 6.3%
Amazon.com, Inc. (a)	9,035	2,721,523
Priceline.com, Inc. (a)	3,220	2,819,657
		5,541,180
Internet Software & Services – 8.2%
eBay, Inc. (a)	32,950	1,703,186
Equinix, Inc. (a)	3,795	680,633
Facebook, Inc., Class A(a)	38,600	1,421,638
Google, Inc., Class A(a)	3,905	3,466,078
		7,271,535
IT Services – 6.1%
Cognizant Technology Solutions
Corp., Class A(a)	13,400	970,026
MasterCard, Inc., Class A	2,155	1,315,865
Visa, Inc., Class A	17,600	3,115,376
		5,401,267
Machinery – 2.8%
Danaher Corp.	36,400	2,451,176
Media – 5.5%
CBS Corp., Class B	21,400	1,130,776
Liberty Global plc, Class A(a)	8,400	681,408
Sirius XM Radio, Inc.	261,100	973,903
The Walt Disney Co.	14,600	943,890
Twenty-First Century Fox, Inc.,
Class A	38,050	1,136,934
		4,866,911
Oil, Gas & Consumable Fuels – 4.1%
Cabot Oil & Gas Corp.	11,450	868,139
Noble Energy, Inc.	15,400	962,346
Pioneer Natural Resources Co.	5,300	820,228
Range Resources Corp.	12,300	972,930
		3,623,643
Personal Products – 1.0%
The Estee Lauder Cos., Inc.,
Class A	13,750	902,688
Pharmaceuticals – 3.9%
Abbott Laboratories	28,050	1,027,471
Sanofi ADR	25,200	1,297,296
Zoetis, Inc.	37,200	1,108,932
		3,433,699
Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp.	18,300	1,295,457
Road & Rail – 4.1%
Union Pacific Corp.	23,050	3,655,499
Semiconductors & Semiconductor Equipment – 2.0%
ARM Holdings plc ADR	22,000	883,300
NXP Semiconductors NV (a)	27,350	892,978
		1,776,278
Software – 2.6%
Salesforce.com, Inc. (a)	51,550	2,255,312
Specialty Retail – 6.4%
Best Buy Co., Inc.	32,750	985,447
Dollar General Corp. (a)	24,200	1,323,014
Ross Stores, Inc.	13,800	931,086
The Home Depot, Inc.	16,500	1,303,995

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	11,000	1,109,900
		5,653,442
Textiles, Apparel & Luxury Goods – 2.2%
Lululemon Athletica, Inc. (a)	9,100	633,087
Ralph Lauren Corp.	7,200	1,310,832
		1,943,919
Trading Companies & Distributors – 1.1%
W. W. Grainger, Inc.	3,600	943,704
Wireless Telecommunication Services – 1.2%
SBA Communications Corp.,
Class A(a)	14,850	1,100,237

TOTAL COMMON STOCKS
(COST $65,552,556)		86,858,794
Investment Company – 1.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	1,159,557	1,159,557

TOTAL INVESTMENT COMPANY
(COST $1,159,557)		1,159,557
TOTAL INVESTMENT SECURITIES
(COST $66,712,113) — 99.5%		88,018,351

Percentages indicated are based on net assets of $88,423,987.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio—100.7%
HSBC Opportunity Portfolio		14,571,630
TOTAL INVESTMENT SECURITIES — 100.7%		14,571,630

Percentages indicated are based on net assets of $14,476,739.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 95.7%
Aerospace & Defense – 3.1%
BE Aerospace, Inc. (a)	46,440	3,237,332
TransDigm Group, Inc.	22,135	3,200,500
		6,437,832
Biotechnology – 4.2%
ACADIA Pharmaceuticals, Inc. (a)	36,350	716,095
Alkermes plc (a)	123,510	4,147,466
Cubist Pharmaceuticals, Inc. (a)	63,040	3,929,283
		8,792,844
Building Products – 0.9%
Owens Corning, Inc. (a)	47,380	1,871,036
Capital Markets – 1.6%
Raymond James Financial, Inc.	76,910	3,389,424
Chemicals – 4.9%
Celanese Corp., Series A	18,780	902,567
Cytec Industries, Inc.	35,070	2,731,953
Huntsman Corp.	71,380	1,286,268
Rockwood Holdings, Inc.	33,970	2,300,788
The Scotts Mircale-Gro Co.	63,120	3,171,780
		10,393,356
Commercial Banks – 2.7%
Comerica, Inc.	58,820	2,502,203
First Horizon National Corp.	1	12
First Republic Bank	73,790	3,186,990
		5,689,205
Commercial Services & Supplies – 1.7%
Waste Connections, Inc.	82,135	3,553,160
Communications Equipment – 0.5%
Riverbed Technology, Inc. (a)	60,410	944,812
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	17,095	1,702,662
Containers & Packaging – 3.1%
Crown Holdings, Inc. (a)	83,690	3,668,133
Packaging Corp. of America	53,460	2,875,613
		6,543,746
Distributors – 0.7%
LKQ Corp. (a)	60,390	1,574,367
Diversified Consumer Services – 1.7%
Service Corp. International	186,470	3,537,336
Electrical Equipment – 2.1%
Hubbell, Inc., Class B	41,380	4,442,143
Energy Equipment & Services – 2.6%
McDermott International, Inc. (a)	181,950	1,573,868
Rowan Cos. plc, Class A (a)	115,560	3,969,486
		5,543,354
Health Care Equipment & Supplies – 4.1%
ArthroCare Corp. (a)	39,740	1,440,972
DENTSPLY International, Inc.	54,860	2,352,397
IDEXX Laboratories, Inc. (a)	30,500	2,988,695
Volcano Corp. (a)	98,110	1,959,257
		8,741,321
Health Care Providers & Services – 1.2%
Community Health Systems, Inc.	54,790	2,523,627
Health Care Technology – 1.0%
Allscripts Healthcare Solutions, Inc. (a)	132,610	2,096,564
Hotels, Restaurants & Leisure – 1.6%
Arcos Dorados Holdings, Inc.,
Class A	67,170	810,070
Brinker International, Inc.	62,490	2,508,974
		3,319,044
Household Durables – 4.5%
Harman International Industries, Inc.	43,870	2,655,451
Jarden Corp. (a)	69,315	3,151,753
NVR, Inc. (a)	1,578	1,460,597
Taylor Morrison Home Corp.,
Class A (a)	94,750	2,295,793
		9,563,594
Insurance – 2.5%
Everest Re Group Ltd.	25,325	3,381,647
Genworth Financial, Inc., Class A (a)	150,000	1,948,500
		5,330,147
Internet Software & Services – 2.1%
MercadoLibre, Inc.	17,690	2,077,337
Rackspace Hosting, Inc. (a)	51,930	2,351,909
		4,429,246
IT Services – 7.1%
Alliance Data Systems Corp. (a)	31,790	6,287,426
FleetCor Technologies, Inc. (a)	40,990	3,679,672
Genpact Ltd.	110,110	2,245,143
Total System Services, Inc.	99,940	2,739,356
		14,951,597
Life Sciences Tools & Services – 3.0%
Covance, Inc. (a)	28,290	2,333,925
Mettler-Toledo International, Inc. (a)	17,920	3,953,152
		6,287,077
Machinery – 1.2%
The Timken Co.	43,950	2,567,559
Media – 0.7%
Manchester United plc, Class A (a)	83,460	1,383,767
Oil, Gas & Consumable Fuels – 5.5%
CONSOL Energy, Inc.	71,300	2,212,439
Denbury Resources, Inc. (a)	139,480	2,440,900
Tesoro Corp.	123,120	6,999,372
		11,652,711
Pharmaceuticals – 1.4%
ViroPharma, Inc. (a)	86,490	2,968,337
Professional Services – 1.9%
IHS, Inc., Class A (a)	27,195	2,985,467

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Professional Services, continued
Robert Half International, Inc.	30,080	1,120,179
		4,105,646
Real Estate Investment Trusts (REITs) – 1.1%
Starwood Property Trust, Inc.	95,070	2,414,778
Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	29,770	2,709,963
Road & Rail – 1.4%
Landstar System, Inc.	52,670	2,847,340
Semiconductors & Semiconductor Equipment – 4.1%
Avago Technologies Ltd.	55,310	2,028,771
Lam Research Corp. (a)	33,120	1,630,166
NXP Semiconductors NV (a)	61,120	1,995,568
Skyworks Solutions, Inc. (a)	120,940	2,904,979
		8,559,484
Software – 5.2%
Concur Technologies, Inc. (a)	28,990	2,576,921
Informatica Corp. (a)	57,590	2,198,210
Nuance Communications, Inc. (a)	181,410	3,403,252
QLIK Technologies, Inc. (a)	86,810	2,718,889
		10,897,272
Specialty Retail – 10.4%
Best Buy Co., Inc.	117,270	3,528,654
Foot Locker, Inc.	92,960	3,358,645
GNC Holdings, Inc., Class A	30,310	1,599,762
Signet Jewelers Ltd.	44,650	3,264,361
Tractor Supply Co.	17,450	2,113,718
Urban Outfitters, Inc. (a)	92,260	3,926,586
Williams-Sonoma, Inc.	71,924	4,233,447
		22,025,173
Trading Companies & Distributors – 3.4%
Beacon Roofing Supply, Inc. (a)	59,920	2,444,137
United Rentals, Inc. (a)	28,910	1,657,121
WESCO International, Inc. (a)	41,030	3,109,253
		7,210,511
Wireless Telecommunication Services – 0.4%
SBA Communications Corp.,
Class A (a)	12,050	892,785

TOTAL COMMON STOCKS
(COST $157,518,158)		201,892,820
Investment Companies – 3.5%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,347,255	7,347,255

TOTAL INVESTMENT COMPANIES
(COST $7,347,255)		7,347,255
TOTAL INVESTMENT SECURITIES
(COST $164,865,413) — 99.2%		209,240,075

Percentages indicated are based on net assets of $210,845,110.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit – 44.7%
Banking – 44.7%
Bank of Montreal Chicago,
0.17%, 9/11/13	100,000,000	100,000,000
Bank of Montreal Chicago,
0.25%, 9/25/13	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.17%, 9/20/13	60,000,000	60,000,000
Bank of Nova Scotia Houston,
0.26%, 10/16/13 (a)	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.20%, 12/5/13 (a)	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.11%, 8/7/13	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.60%, 8/16/13 (a)	44,000,000	44,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.20%, 9/11/13	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.24%, 12/11/13	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.42%, 2/12/14	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.87%, 3/7/14 (a)	5,800,000	5,814,231
Credit Industriel et Commercial,
N.Y., 0.14%, 8/7/13	125,000,000	125,000,000
Credit Industriel et Commercial,
N.Y., 0.23%, 11/1/13	55,000,000	55,000,000
Credit Suisse, N.Y., 0.97%,
8/12/13 (a)	18,000,000	18,003,589
Credit Suisse, N.Y., 0.42%,
12/6/13 (a)	50,000,000	50,000,000
Deutsche Bank, N.Y., 0.26%,
4/30/14 (a)	100,000,000	100,000,000
DnB NOR Bank ASA, N.Y.,
0.20%, 8/2/13	20,000,000	20,000,000
DnB NOR Bank ASA, N.Y.,
0.23%, 11/19/13	35,000,000	35,000,000
DnB NOR Bank ASA, N.Y.,
0.23%, 12/3/13	10,000,000	10,000,000
JPMorgan Chase Bank N.A.,
0.31%, 7/28/14 (a)	50,000,000	50,000,000
Mizuho Corporate Bank, N.Y.,
0.22%, 10/7/13	85,000,000	85,000,000
National Australia Bank Ltd.,
0.23%, 6/18/14 (a)	60,000,000	60,000,000
National Australia Bank, N.Y.,
1.47%, 1/30/14 (a)	14,075,000	14,161,142
Nordea Bank Finland, N.Y.,
0.25%, 1/3/14	90,000,000	90,000,000
Norinchukin Bank, N.Y., 0.12%,
8/1/13	140,000,000	140,000,000
Norinchukin Bank, N.Y., 0.12%,
8/6/13	15,000,000	15,000,000
Norinchukin Bank, N.Y., 0.23%,
10/15/13	90,000,000	90,000,000
Royal Bank of Canada, N.Y.,
0.37%, 2/3/14 (a)	65,000,000	65,000,000
Royal Bank of Canada, N.Y.,
0.31%, 2/19/14 (a)	35,000,000	35,000,000
Shinhan Bank, N.Y., 0.30%,
9/17/13	20,000,000	20,000,000
Shinhan Bank, N.Y., 0.33%,
9/23/13	15,000,000	15,000,000
Societe Generale, N.Y., 0.30%,
9/3/13	25,000,000	25,003,435
Sumitomo Mitsui Bank, N.Y.,
0.10%, 8/1/13	146,000,000	146,000,000
Sumitomo Mitsui Bank, N.Y.,
0.22%, 10/8/13	90,000,000	90,000,000
Svenska Handelsbanken, N.Y.,
0.19%, 8/7/13	50,000,000	50,000,041
Svenska Handelsbanken, N.Y.,
0.19%, 9/3/13	25,000,000	25,000,113
Toronto Dominion Bank, N.Y.,
0.16%, 9/12/13	50,000,000	50,000,000
Toronto Dominion Bank, N.Y.,
0.24%, 11/15/13 (a)	65,000,000	65,000,000
Toronto Dominion Bank, N.Y.,
0.24%, 6/17/14 (a)	13,000,000	13,000,000
Toronto Dominion Bank, N.Y.,
0.26%, 7/28/14 (a)	20,000,000	20,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,120,982,551)		2,120,982,551
Commercial Paper and Notes – 29.9%
Banking – 19.6%
ANZ New Zealand International
Ltd., 0.31%, 4/15/14 (a)(c)	25,000,000	25,000,000
Australia & New Zealand
Banking Group Ltd., 0.33%,
5/12/14 (a)(c)	25,000,000	25,000,000
Banque et Caisse d’Epargne de
I'Etat, 0.18%, 9/6/13 (b)	25,000,000	24,995,500
BNZ International Funding Ltd.,
0.18%, 9/20/13 (b)(c)	26,450,000	26,443,387
BPCE, 0.27%, 9/3/13 (b)(c)	10,000,000	9,997,571
Commonwealth Bank of
Australia, N.Y., 0.31%, 9/5/13 (a)(c)	65,000,000	65,000,000
Commonwealth Bank of
Australia, N.Y., 0.23%,
11/21/13 (b)(c)	65,000,000	64,954,500
Commonwealth Bank of
Australia, N.Y., 0.27%,
5/16/14 (a)(c)	10,000,000	10,000,000
Credit Agricole North America,
Inc., 0.26%, 8/6/13 (b)	80,000,000	79,997,111
Credit Suisse, N.Y., 0.21%,
10/7/13 (b)	45,900,000	45,882,061
DBS Bank Ltd., 0.24%, 1/10/14 (b)(c)	24,000,000	23,974,080
Kookmin Bank, N.Y., 0.26%,
8/23/13 (b)(c)	20,000,000	19,996,822
Kookmin Bank, N.Y., 0.27%,
9/3/13 (b)(c)	15,000,000	14,996,288
Kookmin Bank, N.Y., 0.27%,
9/9/13 (b)(c)	25,000,000	24,992,687
Lloyds TSB Bank plc, 0.14%,
8/1/13 (b)	85,000,000	85,000,000
National Australia Bank, N.Y.,
0.40%, 8/21/13 (a)(c)	50,000,000	50,000,000
Societe Generale N.A., 0.18%,
8/1/13 (b)	138,000,000	138,000,000
Swedbank, 0.21%, 8/21/13 (b)	45,000,000	44,994,750
United Overseas Bank Ltd.,
0.20%, 10/9/13 (b)(c)	25,000,000	24,990,417
Westpac Banking Corp., 0.33%,
1/8/14 (a)(c)	15,000,000	15,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Banking, continued
Westpac Securities NZ Ltd.,
0.19%, 9/23/13 (b)(c)	80,000,000	79,978,211
Westpac Securities NZ Ltd.,
0.31%, 4/11/14 (a)(c)	29,000,000	29,000,753
		928,194,138
Diversified – 1.4%
Caisse des Depots et
Consignations, 0.20%,
11/29/13 (b)(c)	30,000,000	29,980,500
Caisse des Depots et
Consignations, 0.24%, 1/2/14 (b)(c)	20,000,000	19,979,895
Erste Abwicklungsanstalt,
0.35%, 2/12/14 (b)(c)	15,000,000	14,971,562
		64,931,957
Finance – 8.9%
Caisse Centrale Desjardins du
Quebec, 0.20%, 8/19/13 (b)(c)	19,000,000	18,998,100
Caisse Centrale Desjardins du
Quebec, 0.23%, 9/13/13 (b)(c)	14,000,000	13,996,154
Collateralized CP Co. LLC,
0.18%, 9/17/13 (b)	90,000,000	89,978,850
Deutsche Bank Financial LLC,
0.43%, 8/22/13 (b)	55,000,000	54,986,204
MetLife Short Term Funding
LLC, 0.15%, 9/3/13 (b)(c)	41,000,000	40,994,363
MetLife Short Term Funding
LLC, 0.15%, 9/6/13 (b)(c)	48,500,000	48,492,725
Rabobank USA Financial Corp.,
0.25%, 10/8/13 (b)	70,000,000	69,966,945
Sheffield Receivables Corp.,
0.20%, 8/1/13 (b)(c)	25,000,000	25,000,000
Sheffield Receivables Corp.,
0.19%, 10/22/13 (b)(c)	10,000,000	9,995,672
Toyota Motor Credit Corp.,
0.27%, 11/8/13 (b)	50,000,000	49,962,875
		422,371,888

TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,415,497,983)		1,415,497,983
Corporate Obligations – 3.8%
Banking – 1.8%
JPMorgan Chase Bank N.A.,
Series BKNT, 0.37%, 4/17/14,
Callable 6/6/13 @ 100 (a)	25,000,000	25,000,000
Wells Fargo Bank N.A, 0.32%,
8/15/14, MTN (d)	60,000,000	60,000,000
		85,000,000
Finance – 1.8%
General Electric Capital Corp.,
1.88%, 9/16/13, MTN	43,300,000	43,383,748
General Electric Capital Corp.,
Series A, 5.40%, 9/20/13, MTN	13,090,000	13,179,236
General Electric Capital Corp.,
5.90%, 5/13/14	8,580,000	8,955,605
General Electric Capital Corp.,
Series A, 5.50%, 6/4/14, MTN	19,848,000	20,713,344
		86,231,933
Household Products – 0.2%
The Procter & Gamble Co.,
0.70%, 8/15/14	7,250,000	7,281,716

TOTAL CORPORATE OBLIGATION
(COST $178,513,649)		178,513,649
Yankee Dollars – 2.2%
Banking – 1.3%
Canadian Imperial Bank of
Commerce, 1.45%, 9/13/13	12,995,000	13,014,245
Westpac Banking Corp., 0.38%,
10/1/13, MTN (c)(d)	35,000,000	35,000,000
Westpac Banking Corp., 1.01%,
3/31/14 (a)(c)	15,750,000	15,823,493
		63,837,738
Commercial Banks – 0.5%
Commonwealth Bank of
Australia, 1.00%, 3/17/14 (a)(c)	12,500,000	12,557,124
Commonwealth Bank of
Australia, 2.13%, 3/17/14 (c)	10,000,000	10,113,916
		22,671,040
Finance – 0.4%
Caisse Centrale Desjardins du
Quebec, 1.70%, 9/16/13 (c)	17,800,000	17,832,644

TOTAL YANKEE DOLLARS
(COST $104,341,422)		104,341,422
Variable Rate Demand Notes – 1.2%
Idaho – 0.3%
Power County Industrial
Development Corp. Exempt
Facilities Revenue, 0.11%,
4/1/14, AMT, (LOC Wells
Fargo Bank N.A.) (a)	16,000,000	16,000,000
Illinois – 0.5%
Illinois Development Finance
Authority Solid Waste
Disposal Revenue, 0.10%,
9/1/27, AMT, (LOC Wells
Fargo Bank N.A.) (a)	24,900,000	24,900,000
South Carolina – 0.4%
South Carolina State Housing
Finance & Development
Authority Multi-family Rental
Housing Improvement
Revenue, 0.11%, 7/15/39,
AMT, (LOC Wells Fargo Bank N.A.) (a)	17,250,000	17,250,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $58,150,000)		58,150,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency
Obligations – 0.6%
Federal Farm Credit Bank – 0.6%
0.19%, 12/20/13(a), Series 2	30,000,000	30,000,000

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $30,000,000)		30,000,000
U.S. Treasury Obligations – 7.1%
U.S. Treasury Notes – 7.1%
0.75%, 9/15/13	50,000,000	50,033,190
0.13%, 9/30/13	50,000,000	49,993,449
4.25%, 11/15/13	50,000,000	50,580,281
1.50%, 12/31/13	35,000,000	35,187,314
1.88%, 2/28/14	50,000,000	50,487,959
1.75%, 3/31/14	50,000,000	50,517,745
2.25%, 5/31/14	50,000,000	50,868,888

TOTAL U.S. TREASURY OBLIGATIONS
(COST $337,668,826)		337,668,826
Repurchase Agreement – 2.1%
Barclays Capital Group,
purchased on 7/31/13, 0.08%,
due on 8/1/13 with a maturity
value of $100,000,222,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.50%-
5.50%, 7/1/38-9/1/42, fair
value $102,000,001	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENT
(COST $100,000,000)		100,000,000
Time Deposits – 8.9%
Abbey National Treasury
Services plc, 0.11%, 8/1/13	100,000,000	100,000,000
ABN AMRO Bank NV, 0.15%,
8/1/13	150,000,000	150,000,000
BNP Paribas, 0.05%, 8/1/13	95,000,000	95,000,000
Natixis, 0.10%, 8/1/13	75,000,000	75,000,000

TOTAL TIME DEPOSITS
(COST $420,000,000)		420,000,000

TOTAL INVESTMENT SECURITIES
(COST $4,765,154,431) — 100.5%		4,765,154,431

Percentages indicated are based on net assets of $4,739,400,961.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Rate presented represents the effective yield at time of purchase.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Step Bond. Income recognition is on the effective yield method for Step Bonds.
AMT	Interest on security is subject to federal alternative minimum tax
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency
Obligations – 37.4%
Federal Farm Credit Bank – 7.8%
0.19%, 10/16/13(a)	50,000,000	50,000,000
0.19%, 12/13/13	25,000,000	25,000,683
0.19%, 12/20/13(a), Series 2	20,000,000	20,000,000
0.23%, 12/30/13(a)	26,000,000	26,004,339
0.18%, 1/14/14(a)	25,000,000	24,998,863
0.10%, 2/10/14(a)	60,000,000	59,972,343
0.16%, 6/11/14	50,000,000	49,994,722
0.13%, 10/24/14(a), Series 1	60,000,000	59,996,193
0.20%, 2/27/15(a)	12,195,000	12,200,826
		328,167,969
Federal Home Loan Bank – 25.7%
0.28%, 8/13/13	6,000,000	6,000,417
0.03%, 8/16/13(b)	70,000,000	69,999,271
0.05%, 8/21/13(b)	11,500,000	11,499,680
0.14%, 8/22/13(a), Series 2	40,000,000	40,001,583
0.07%, 8/28/13(b)	20,000,000	19,998,950
0.05%, 8/30/13(b)	75,000,000	74,996,979
0.04%, 9/3/13(b)	48,000,000	47,998,240
4.50%, 9/16/13, Series 432	20,125,000	20,235,651
0.13%, 9/18/13(b)	38,000,000	37,993,667
0.08%, 10/2/13(b)	58,900,000	58,892,392
0.13%, 11/8/13	6,850,000	6,848,734
0.10%, 11/20/13, Series 2	75,000,000	74,998,336
0.38%, 11/27/13	35,000,000	35,030,062
0.13%, 12/6/13	38,550,000	38,540,945
0.13%, 12/10/13	7,000,000	6,998,554
0.34%, 12/18/13	4,300,000	4,302,081
0.18%, 12/20/13(a)	100,000,000	100,015,639
0.20%, 2/28/14, Callable
8/21/13 @ 100.00	20,000,000	20,000,000
0.17%, 3/24/14(b)	50,000,000	49,946,146
0.13%, 3/27/14	60,000,000	59,985,593
0.14%, 6/5/14(a)	75,000,000	75,000,000
0.12%, 6/27/14(a), Series 1	100,000,000	99,990,934
0.19%, 7/22/14	75,000,000	74,990,517
0.13%, 7/25/14	50,000,000	49,977,064
		1,084,241,435
Federal Home Loan Mortgage Corp. – 1.9%
0.06%, 9/4/13(b)	75,000,000	74,995,750
0.38%, 10/30/13	4,000,000	4,002,685
		78,998,435
Federal National Mortgage Association – 2.0%
0.38%, 8/9/13(a)	86,500,000	86,504,943

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $1,577,912,782)		1,577,912,782
U.S. Treasury Obligations – 18.8%
U.S. Treasury Notes – 18.8%
4.25%, 8/15/13	65,000,000	65,100,315
0.13%, 9/30/13	50,000,000	49,993,467
3.13%, 9/30/13	125,000,000	125,598,924
2.75%, 10/31/13	50,000,000	50,316,442
0.50%, 11/15/13	125,000,000	125,115,748
4.25%, 11/15/13	100,000,000	101,171,109
2.00%, 11/30/13	50,000,000	50,303,954
0.75%, 12/15/13	50,000,000	50,099,853
1.25%, 2/15/14	75,000,000	75,429,523
1.75%, 3/31/14	50,000,000	50,516,930
1.25%, 4/15/14	50,000,000	50,381,380

TOTAL U.S. TREASURY OBLIGATIONS
(COST $794,027,645)		794,027,645
Repurchase Agreements – 42.6%
Bank of America Corp.,
purchased on 7/30/13, 0.04%,
due on 8/5/13 with a maturity
value of $150,001,000,
collateralized by various U.S.
Government and Government
Agency Obligations, 0.00%-
6.25%, 3/13/20-5/4/37, fair
value $153,000,141	150,000,000	150,000,000
Bank of America Corp.,
purchased on 7/31/13, 0.07%,
due on 8/1/13 with a maturity
value of $150,000,292,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.00%-
3.50%, 3/20/42-9/15/42, fair
value $153,000,001	150,000,000	150,000,000
Barclays Capital Group,
purchased on 7/30/13, 0.03%,
due on 8/5/13 with a maturity
value of $250,001,250,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.00%-
8.00%, 7/1/17-7/1/43, fair
value $255,000,001	250,000,000	250,000,000
Citigroup Global Markets,
purchased on 7/31/13, 0.06%,
due on 8/1/13 with a maturity
value of $250,000,417,
collateralized by various U.S.
Treasury Obligations, 0.00%-
5.13%, 6/30/14-8/15/40, fair
value $255,000,000	250,000,000	250,000,000
Citigroup Global Markets,
purchased on 7/31/13, 0.09%,
due on 8/1/13 with a maturity
value of $300,000,750,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.37%-
5.50%, 11/1/20-6/15/43, fair
value $306,000,001	300,000,000	300,000,000
Deutsche Bank, purchased on
7/31/13, 0.04%, due on 8/1/13
with a maturity value of
$300,000,333, collateralized
by U.S. Treasury Obligations,
2.00%, 7/31/20, fair value
$306,000,021	300,000,000	300,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Deutsche Bank, purchased on
7/31/13, 0.10%, due on 8/1/13
with a maturity value of
$400,001,111, collateralized
by various U.S. Government
and Government Agency
Obligations, 2.03%-7.68%,
8/1/17-1/15/55, fair value
$408,000,000	400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $1,800,000,000)		1,800,000,000
TOTAL INVESTMENT SECURITIES
(COST $4,171,940,427) — 98.8%		4,171,940,427

Percentages indicated are based on net assets of $4,222,095,085.
(a)	Variable rate security. The rate presented represents the rate in effect at July 31, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations – 94.3%
U.S. Treasury Bills – 66.8%
0.03%, 8/1/13 (a)	475,000,000	475,000,000
0.04%, 8/8/13 (a)	275,000,000	274,998,008
0.02%, 8/15/13 (a)	375,000,000	374,997,260
0.05%, 8/29/13 (a)	30,000,000	29,998,950
0.05%, 9/5/13 (a)	100,000,000	99,995,625
0.05%, 10/3/13 (a)	250,000,000	249,979,000
0.04%, 10/24/13 (a)	50,000,000	49,995,859
0.08%, 11/14/13 (a)	100,000,000	99,976,667
		1,654,941,369
U.S. Treasury Notes – 27.5%
4.25%, 8/15/13	75,000,000	75,117,118
0.75%, 9/15/13	160,000,000	160,129,972
0.50%, 10/15/13	110,000,000	110,097,214
0.50%, 11/15/13	25,000,000	25,024,556
2.00%, 11/30/13	225,000,000	226,402,812
0.75%, 12/15/13	15,000,000	15,029,898
0.25%, 2/28/14	40,000,000	40,022,233
0.63%, 7/15/14	30,000,000	30,129,741
		681,953,544

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,336,894,913)		2,336,894,913
TOTAL INVESTMENT SECURITIES — 94.3%		2,336,894,913

Percentages indicated are based on net assets of $2,478,630,137.
(a)       Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—2.0%
HSBC Emerging Markets Debt Fund, Class I Shares	12,269	126,126
HSBC Emerging Markets Local Debt Fund, Class I Shares	19,824	180,396
HSBC Prime Money Market Fund, Class I Shares, 0.05%(a)	61,320	61,320

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $379,012)		367,842
Affiliated Portfolios—14.5%
HSBC Growth Portfolio		1,859,441
HSBC Opportunity Portfolio		794,613

TOTAL AFFILIATED PORTFOLIOS		2,654,054
Unaffiliated Investment Companies—47.8%
Artisan Value Fund, Investor Shares	95,262	1,228,881
Brookfield Global Listed Real Estate Fund, Institutional Shares	4,369	54,041
Brown Advisory Growth Equity Fund, Institutional Shares	74,223	1,251,400
Columbia High Yield Bond Fund, Class Z Shares	214,218	634,087
CRM Small/Mid Cap Value Fund, Institutional Shares	43,339	790,495
Delaware Emerging Markets Fund, Institutional Shares	68,908	1,004,681
EII Global Property Fund, Institutional Shares	3,175	54,139
JPMorgan Equity Income Fund, Select Shares	151,455	1,870,470
JPMorgan High Yield Fund, Select Shares	77,827	632,735
Trilogy Emerging Markets Equity Fund, Institutional Shares	152,234	1,230,048

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $7,957,420)		8,750,977
Exchange Traded Funds—35.7%
iShares MSCI EAFE ETF	35,509	2,143,678
iShares MSCI Emerging Markets ETF	6,414	249,953
PowerShares Global Listed Private Equity Portfolio ETF	73,337	849,976
SPDR S&P 500 ETF Trust	19,586	3,303,375

TOTAL EXCHANGE TRADED FUNDS
(COST $5,616,330)		6,546,982
TOTAL INVESTMENT SECURITIES — 100.0%		18,319,855

Percentages indicated are based on net assets of $18,313,783.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—10.8%
HSBC Emerging Markets Debt Fund, Class I Shares	286,816	2,948,472
HSBC Emerging Markets Local Debt Fund, Class I Shares	158,757	1,444,689
HSBC Prime Money Market Fund, Class I Shares, 0.05%(a)	964,414	964,414

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,528,168)		5,357,575
Affiliated Portfolios—10.9%
HSBC Growth Portfolio		3,770,624
HSBC Opportunity Portfolio		1,602,965

TOTAL AFFILIATED PORTFOLIOS		5,373,589
Unaffiliated Investment Companies—50.9%
Artisan Value Fund, Investor Shares	192,146	2,478,690
Brookfield Global Listed Real Estate Fund, Institutional Shares	60,539	748,873
Brown Advisory Growth Equity Fund, Institutional Shares	149,704	2,524,004
Columbia High Yield Bond Fund, Class Z Shares	1,065,114	3,152,737
CRM Small/Mid Cap Value Fund, Institutional Shares	87,198	1,590,492
Delaware Emerging Markets Fund, Institutional Shares	92,390	1,347,043
EII Global Property Fund, Institutional Shares	43,215	736,819
Janus Flexible Bond Fund, Institutional Shares	35,803	375,931
JPMorgan Equity Income Fund, Select Shares	309,162	3,818,155
JPMorgan High Yield Fund, Select Shares	388,986	3,162,455
Lord Abbett Core Fixed Income Fund, Institutional Shares	48,450	521,317
Metropolitan West Total Return Bond, Institutional Shares	35,188	372,988
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	266,272	1,509,760
PIMCO Total Return Fund, Institutional Shares	63,964	690,174
T. Rowe Price New Income Fund, Retail Shares	55,056	519,730
Trilogy Emerging Markets Equity Fund, Institutional Shares	202,395	1,635,353

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $24,167,890)		25,184,521
Exchange Traded Funds—28.2%
iShares iBoxx $ Investment Grade Corporate Bond	5,407	619,210
iShares MSCI EAFE ETF	72,904	4,401,214
iShares MSCI Emerging Markets ETF	13,132	511,754
PowerShares Global Listed Private Equity Portfolio ETF	144,231	1,671,637
SPDR S&P 500 ETF Trust	39,921	6,733,076

TOTAL EXCHANGE TRADED FUNDS
(COST $12,010,453)		13,936,891
TOTAL INVESTMENT SECURITIES — 100.8%		49,852,576

Percentages indicated are based on net assets of $49,464,916.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.8%
HSBC Emerging Markets Debt Fund, Class I Shares	273,026	2,806,704
HSBC Emerging Markets Local Debt Fund, Class I Shares	187,048	1,702,139
HSBC Prime Money Market Fund, Class I Shares, 0.05%(a)	1,162,719	1,162,719

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,776,734)		5,671,562
Affiliated Portfolios—7.5%
HSBC Growth Portfolio		2,317,363
HSBC Opportunity Portfolio		996,765

TOTAL AFFILIATED PORTFOLIOS		3,314,128
Unaffiliated Investment Companies—58.3%
Artisan Value Fund, Investor Shares	119,776	1,545,115
ASG Global Alternatives Fund, Class Y Shares	31,689	362,209
Brookfield Global Listed Real Estate Fund, Institutional Shares	49,428	611,428
Brown Advisory Growth Equity Fund, Institutional Shares	91,738	1,546,707
Columbia High Yield Bond Fund, Class Z Shares	922,989	2,732,048
CRM Small/Mid Cap Value Fund, Institutional Shares	54,164	987,957
Delaware Emerging Markets Fund, Institutional Shares	61,308	893,868
EII Global Property Fund, Institutional Shares	35,033	597,305
Janus Flexible Bond Fund, Institutional Shares	124,390	1,306,095
JPMorgan Equity Income Fund, Select Shares	187,713	2,318,258
JPMorgan High Yield Fund, Select Shares	340,785	2,770,581
Lord Abbett Core Fixed Income Fund, Institutional Shares	168,595	1,814,083
Metropolitan West Total Return Bond, Institutional Shares	123,914	1,313,485
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	281,307	1,595,010
PIMCO Total Return Fund, Institutional Shares	227,828	2,458,261
T. Rowe Price New Income Fund, Retail Shares	192,617	1,818,301
Trilogy Emerging Markets Equity Fund, Institutional Shares	132,239	1,068,492

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $25,441,213)		25,739,203
Exchange Traded Funds—21.7%
iShares iBoxx $ Investment Grade Corporate Bond	3,765	431,168
iShares MSCI EAFE ETF	62,514	3,773,970
iShares MSCI Emerging Markets ETF	7,488	291,807
PowerShares Global Listed Private Equity Portfolio ETF	76,837	890,541
SPDR S&P 500 ETF Trust	25,066	4,227,632

TOTAL EXCHANGE TRADED FUNDS
(COST $8,291,549)		9,615,118
TOTAL INVESTMENT SECURITIES — 100.3%		44,340,011

Percentages indicated are based on net assets of $44,189,911.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.4%
HSBC Emerging Markets Debt Fund, Class I Shares	121,910	1,253,239
HSBC Emerging Markets Local Debt Fund, Class I Shares	111,337	1,013,169
HSBC Prime Money Market Fund, Class I Shares, 0.05%(a)	477,245	477,245

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,801,106)		2,743,653
Affiliated Portfolios—4.7%
HSBC Growth Portfolio		715,284
HSBC Opportunity Portfolio		316,793

TOTAL AFFILIATED PORTFOLIOS		1,032,077
Unaffiliated Investment Companies—67.9%
Artisan Value Fund, Investor Shares	37,114	478,774
ASG Global Alternatives Fund, Class Y Shares	42,662	487,622
Brookfield Global Listed Real Estate Fund, Institutional Shares	24,655	304,978
Brown Advisory Growth Equity Fund, Institutional Shares	29,223	492,708
Columbia High Yield Bond Fund, Class Z Shares	425,344	1,259,018
CRM Small/Mid Cap Value Fund, Institutional Shares	16,815	306,709
Delaware Emerging Markets Fund, Institutional Shares	7,952	115,933
EII Global Property Fund, Institutional Shares	17,535	298,975
Janus Flexible Bond Fund, Institutional Shares	120,531	1,265,577
JPMorgan Equity Income Fund, Select Shares	60,822	751,155
JPMorgan High Yield Fund, Select Shares	156,436	1,271,826
Lord Abbett Core Fixed Income Fund, Institutional Shares	164,371	1,768,631
Metropolitan West Total Return Bond, Institutional Shares	119,244	1,263,986
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	117,266	664,900
PIMCO Total Return Fund, Institutional Shares	218,765	2,360,478
T. Rowe Price New Income Fund, Retail Shares	186,282	1,758,506
Trilogy Emerging Markets Equity Fund, Institutional Shares	14,664	118,484

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $14,719,666)		14,968,260
Exchange Traded Funds—15.4%
iShares iBoxx $ Investment Grade Corporate Bond	2,813	322,145
iShares MSCI EAFE ETF	27,899	1,684,263
PowerShares Global Listed Private Equity Portfolio ETF	8,606	99,743
SPDR S&P 500 ETF Trust	7,599	1,281,647

TOTAL EXCHANGE TRADED FUNDS
(COST $2,933,541)		3,387,798
TOTAL INVESTMENT SECURITIES — 100.4%		22,131,788

Percentages indicated are based on net assets of $22,041,935.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—10.2%
HSBC Emerging Markets Debt Fund, Class I Shares	4,385	45,081
HSBC Emerging Markets Local Debt Fund, Class I Shares	6,339	57,681
HSBC Prime Money Market Fund, Class I Shares, 0.05%(a)	25,136	25,136

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $135,322)		127,898
Unaffiliated Investment Companies—87.4%
Brookfield Global Listed Real Estate Fund, Institutional Shares	1,745	21,587
Columbia High Yield Bond Fund, Class Z Shares	18,191	53,845
Eaton Vance Floating - Rate Fund, Institutional Shares	5,483	50,331
EII Global Property Fund, Institutional Shares	1,236	21,082
Federated Strategic Value Dividend Fund, Institutional Shares	11,485	64,543
Janus Flexible Bond Fund, Institutional Shares	9,675	101,584
JPMorgan Equity Income Fund, Select Shares	5,296	65,403
JPMorgan High Yield Fund, Select Shares	6,649	54,052
Lord Abbett Core Fixed Income Fund, Institutional Shares	13,225	142,305
Metropolitan West Total Return Bond, Institutional Shares	9,675	102,552
PIMCO Total Return Fund, Institutional Shares	17,616	190,075
T. Rowe Price International Growth & Income Fund, Retail Shares	5,824	83,110
T. Rowe Price New Income Fund, Retail Shares	15,161	143,124

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $1,108,900)		1,093,593
Exchange Traded Fund – 1.5%
iShares iBoxx $ Investment Grade Corporate Bond	162	18,552

TOTAL EXCHANGE TRADED FUND
(COST $19,297)		18,552
TOTAL INVESTMENT SECURITIES — 99.1%
(COST $1,263,519)		1,240,043

Percentages indicated are based on net assets of $1,250,928.
(a)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Obligation – 0.0%
Pemex Project Funding Master
Trust, 6.63%, 6/15/35	10,000	10,700

TOTAL CORPORATE OBLIGATION
(COST $10,899)		10,700
Yankee Dollars – 98.3%
Brazil – 9.0%
Banco ABC Brasil SA, 7.88%,
4/8/20	100,000	100,500
Banco do Brasil SA, Registered,
5.88%, 1/26/22	450,000	432,000
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	205,500
Federal Republic of Brazil,
2.63%, 1/5/23	400,000	345,000
Federal Republic of Brazil,
8.75%, 2/4/25	450,000	616,500
Federal Republic of Brazil,
7.13%, 1/20/37	390,000	457,665
Federal Republic of Brazil,
5.63%, 1/7/41	500,000	493,750
Oi SA, Registered, 5.75%,
2/10/22	200,000	187,000
Petrobras International Finance
Co., 5.75%, 1/20/20	400,000	413,182
Vale Overseas Ltd., 6.88%,
11/21/36	100,000	98,731
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	200,000	189,000
		3,538,828
British Virgin Islands – 0.4%
Sinopec Capital (2013) Ltd.,
3.13%, 4/24/23 (a)	200,000	180,248
Chile – 1.0%
CorpBanca SA, 3.13%, 1/15/18	200,000	185,282
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	219,338
		404,620
Colombia – 4.2%
Bancolombia SA, 6.13%, 7/26/20	100,000	101,500
Bancolombia SA, 5.95%, 6/3/21	100,000	104,250
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	200,000	208,000
Republic of Colombia, 4.38%,
7/12/21	490,000	507,150
Republic of Colombia, 2.63%,
3/15/23, Callable 12/15/22 @
100.00	200,000	175,300
Republic of Colombia, 8.13%,
5/21/24	300,000	395,250
Republic of Colombia, 6.13%,
1/18/41	150,000	164,250
		1,655,700
Croatia – 2.4%
Croatia, Registered, 6.75%,
11/5/19	400,000	436,080
Croatia, Registered, 6.63%,
7/14/20	100,000	107,500
Croatia, Registered, 6.38%,
3/24/21	400,000	423,080
		966,660
Dominican Republic – 0.3%
Dominican Republic, 7.50%,
5/6/21	100,000	108,000
El Salvador – 0.6%
Republic of El Salvador, 7.75%,
1/24/23	225,000	250,875
Hungary – 0.8%
Republic of Hungary, 6.25%,
1/29/20	80,000	84,400
Republic of Hungary, 6.38%,
3/29/21	130,000	135,720
Republic of Hungary, 7.63%,
3/29/41	80,000	84,000
		304,120
Indonesia – 10.3%
Majapahit Holding BV, 8.00%,
8/7/19	125,000	141,875
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23 (a)	200,000	179,500
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	380,000
Republic of Indonesia, 6.88%,
1/17/18	575,000	651,187
Republic of Indonesia, 3.38%,
4/15/23 (a)	350,000	307,125
Republic of Indonesia, 5.38%,
10/17/23 (a)	500,000	508,125
Republic of Indonesia,
Registered, 5.88%, 3/13/20	1,350,000	1,468,125
Republic of Indonesia,
Registered, 8.50%, 10/12/35	100,000	128,500
Republic of Indonesia,
Registered, 6.63%, 2/17/37	175,000	185,500
Republic of Indonesia,
Registered, 7.75%, 1/17/38	100,000	120,500
		4,070,437
Iraq – 0.5%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
9/22/13 @ 100.00	250,000	210,000
Ireland (Republic of) – 0.5%
Vnesheconombank, Registered,
5.38%, 2/13/17	200,000	213,000
Kazakhstan – 1.0%
Development Bank of
Kazakhstan, 4.13%, 12/10/22 (a)	200,000	180,500
Kazakhstan Temir Zholy,
Registered, 6.95%, 7/10/42	200,000	204,000
		384,500
Lebanon – 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21,
MTN	100,000	111,000
Lithuania – 1.0%
Republic of Lithuania,
Registered, 6.13%, 3/9/21	150,000	170,250

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Lithuania, continued
Republic of Lithuania,
Registered, 6.63%, 2/1/22	200,000	234,500
		404,750
Malaysia – 0.3%
Petronas Capital Ltd., 5.25%,
8/12/19	100,000	111,483
Mexico – 12.9%
Banco Santander SA, 4.13%,
11/9/22 (a)	150,000	139,312
Petroleos Mexicanos, 5.50%,
1/21/21	1,000,000	1,077,500
Petroleos Mexicanos, 6.50%,
6/2/41	200,000	210,400
Petroleos Mexicanos, Registered,
5.50%, 6/27/44	30,000	27,405
United Mexican States, Series A,
5.13%, 1/15/20, MTN	1,370,000	1,524,810
United Mexican States, Series A,
7.50%, 4/8/33, MTN	100,000	128,500
United Mexican States, Series A,
6.75%, 9/27/34, MTN	90,000	108,900
United Mexican States, Series A,
6.05%, 1/11/40	1,516,000	1,682,760
United Mexican States, 4.75%,
3/8/44, MTN	200,000	184,000
		5,083,587
Namibia – 0.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	200,000	206,000
Netherlands – 0.3%
Petrobras Global Finance BV,
4.38%, 5/20/23	125,000	112,577
Nigeria – 0.5%
Republic of Nigeria, 6.38%,
7/12/23 (a)	200,000	203,500
Panama – 3.8%
Republic of Panama, 5.20%,
1/30/20	875,000	969,063
Republic of Panama, 7.13%,
1/29/26	200,000	247,000
Republic of Panama, 6.70%,
1/26/36	95,000	112,100
Republic of Panama, 4.30%,
4/29/53	200,000	161,500
		1,489,663
Paraguay – 0.5%
Republic of Paraguay, 4.63%,
1/25/23 (a)	200,000	184,000
Peru – 1.7%
Republic of Peru, 7.13%, 3/30/19	100,000	121,250
Republic of Peru, 7.35%, 7/21/25	100,000	127,250
Republic of Peru, 8.75%,
11/21/33	110,000	160,050
Republic of Peru, 6.55%, 3/14/37	210,000	246,750
		655,300
Philippines – 2.7%
Power Sector Assets &
Liabilities Management Corp.,
Registered, 7.25%, 5/27/19	100,000	120,250
Republic of Philippines, 6.50%,
1/20/20	175,000	208,250
Republic of Philippines, 4.00%,
1/15/21	600,000	624,750
Republic of Philippines, 7.75%,
1/14/31	100,000	131,000
		1,084,250
Poland – 2.5%
Republic of Poland, 6.38%,
7/15/19	150,000	175,488
Republic of Poland, 5.13%,
4/21/21	465,000	505,688
Republic of Poland, 5.00%,
3/23/22	290,000	311,025
		992,201
Republic of Serbia – 0.5%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	204,540
Romania – 0.7%
Romania, Registered, 6.75%,
2/7/22, MTN	260,000	293,202
Russian Federation – 12.8%
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	100,000	107,375
Gazprom OAO, Registered,
9.25%, 4/23/19	125,000	153,125
Gazprom OAO, Registered,
6.51%, 3/7/22, MTN	100,000	107,740
Gazprom OAO, Registered,
7.29%, 8/16/37, MTN	100,000	108,250
RSHB Capital SA, 6.30%,
5/15/17	475,000	505,281
Russia Foreign Bond, Registered,
7.50%, 3/31/30	2,842,175	3,332,450
RZD Capital Ltd., Series E,
5.74%, 4/3/17, MTN	500,000	535,625
Sberbank, Registered, 5.18%,
6/28/19	200,000	205,980
		5,055,826
Slovak Republic – 1.0%
Slovak Republic, Registered,
4.38%, 5/21/22	400,000	407,120
Slovenia – 0.5%
Republic of Slovenia, 5.85%,
5/10/23 (a)	200,000	189,584
South Africa – 3.4%
Republic of South Africa, 6.88%,
5/27/19	350,000	402,500
Republic of South Africa, 5.50%,
3/9/20	175,000	187,469
Republic of South Africa, 5.88%,
5/30/22	200,000	216,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
South Africa, continued
Republic of South Africa, 4.67%,
1/17/24	540,000	521,100
		1,327,069
Sri Lanka – 0.5%
Bank of Ceylon, Registered,
6.88%, 5/3/17 (b)	200,000	206,000
Turkey – 11.4%
Republic of Turkey, 5.63%,
3/30/21	1,975,000	2,083,625
Republic of Turkey, 5.13%,
3/25/22	850,000	860,625
Republic of Turkey, 3.25%,
3/23/23	200,000	173,000
Republic of Turkey, 7.38%,
2/5/25	290,000	333,500
Republic of Turkey, 6.75%,
5/30/40	100,000	106,500
Republic of Turkey, 6.00%,
1/14/41	600,000	579,000
Republic of Turkey, 4.88%,
4/16/43	200,000	166,500
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (a)	200,000	192,000
		4,494,750
Ukraine – 1.2%
Ukraine Government, 6.88%,
9/23/15	475,000	461,938
Uruguay – 1.0%
Republic of Uruguay, 7.63%,
3/21/36	40,000	52,000
Republic of Uruguay, PIK,
7.88%, 1/15/33	260,000	339,300
		391,300
Venezuela – 7.3%
Bolivarian Republic of
Venezuela, 9.25%, 5/7/28	750,000	607,500
Petroleos de Venezuela SA,
8.50%, 11/2/17	545,000	501,400
Republic of Venezuela, 7.00%,
12/1/18	100,000	84,250
Republic of Venezuela, 7.75%,
10/13/19	1,600,000	1,344,000
Republic of Venezuela, 9.25%,
9/15/27	150,000	124,500
Republic of Venezuela,
Registered, 8.25%, 10/13/24	200,000	154,000
Republic of Venezuela,
Registered, 7.00%, 3/31/38	100,000	66,750
		2,882,400

TOTAL YANKEE DOLLARS
(COST $38,949,202)		38,839,028

TOTAL INVESTMENT SECURITIES
(COST $38,960,101) — 98.3%		38,849,728

Percentages indicated are based on net assets of $39,505,788.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Illiquid security, representing 0.50% of net assets.
MTN	Medium Term Note
PIK	Payment-in-Kind

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2013:

Percentage of
Net Assets
Industry	(%)
Sovereign Bonds	77.7
Oil, Gas & Consumable Fuels	8.2
Commercial Banks	5.2
Diversified Financial Services	4.6
Road & Rail	1.4
Commercial Banks	0.5
Diversified Telecommunication Services	0.5
Metals & Mining	0.2
Total Investments	98.3

At July 31, 2013, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
South African Rand	Standard Chartered Bank	9/17/13	4,202,562	430,000	423,580	6,420
				430,000	423,580	6,420

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
South African Rand	Barclays Bank PLC	9/17/13	4,226,460	420,000	425,989	5,989
				420,000	425,989	5,989

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied Credit
			Spread at					Unrealized
		Expiration	July 31, 2013	Notional	Fixed Rate		Upfront Premiums	Appreciation/
Underlying Instrument	Counterparty	Date	(%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Federative Republic of Brazil	Barclays Bank PLC	06/20/18	1.85	300,000	1.00	(10,643)	(8,671)	(1,972)
Federative Republic of Brazil	Barclays Bank PLC	09/20/16	1.61	550,000	1.00	(6,925)	(11,666)	4,741
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	06/20/18	1.89	500,000	1.00	(17,739)	(9,814)	(7,925)
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.67	500,000	1.00	5,069	(3,227)	8,296
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.73	500,000	1.00	5,069	(4,641)	9,710
						(25,169)	(38,019)	12,850

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 67.7%†
Brazil – 5.0%
Nota do Tesouro Nacional,
Series F, 10.00%, 1/1/17	3,500,000	1,519,294
Colombia – 1.5%
Republic of Colombia, 9.85%,
6/28/27	650,000,000	454,829
Indonesia – 8.1%
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	970,595
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	952,248
Indonesia Government, Series
FR65, 6.63%, 5/15/33	6,890,000,000	564,890
		2,487,733
Malaysia – 4.8%
Malaysian Government, Series
0111, 4.16%, 7/15/21	780,000	240,999
Malaysian Government, Series
0112, 3.42%, 8/15/22	3,850,000	1,128,461
Malaysian Government, Series
0412, 4.13%, 4/15/32	340,000	103,705
		1,473,165
Mexico – 4.7%
Mexican Bonos Desarr, Series
M, 8.00%, 12/7/23 (a)	11,400,000	1,026,575
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	2,600,000	235,258
Mexican Bonos Desarr, Series
M, 7.75%, 11/13/42 (a)	2,000,000	167,463
		1,429,296
Peru – 3.0%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	202,811
Republic of Peru, Registered,
6.95%, 8/12/31	1,500,000	577,877
Republic of Peru, Registered,
6.90%, 8/12/37	400,000	151,008
		931,696
Poland – 4.7%
Poland Government Bond, Series
1021, 5.75%, 10/25/21	1,040,000	365,041
Poland Government Bond, Series
0922, 5.75%, 9/23/22	660,000	232,260
Poland Government Bond, Series
0429, 5.75%, 4/25/29	2,350,000	856,886
		1,454,187
Russian Federation – 13.2%
Russia Foreign Bond, 7.85%,
3/10/18	120,000,000	3,837,290
Russia Government Bond, Series
6206, 7.40%, 6/14/17 (a)	6,000,000	188,809
		4,026,099
South Africa – 4.3%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	2,477,000	263,577
Republic of South Africa, Series
R186, 10.50%, 12/21/26	2,050,000	246,911
Republic of South Africa, Series
R213, 7.00%, 2/28/31	2,400,000	205,879
Republic of South Africa, Series
R209, 6.25%, 3/31/36	8,000,000	601,435
		1,317,802
Thailand – 10.5%
Thailand Government Bond,
4.13%, 11/18/16	91,500,000	3,013,477
Thailand Government Bond,
3.63%, 6/16/23	6,000,000	186,430
		3,199,907
Turkey – 7.9%
Turkey Government Bond, Series
5Y, 6.30%, 2/14/18 (a)	2,500,000	1,167,330
Turkey Government Bond, Series
CPI, 3.00%, 1/6/21	240,000	149,599
Turkey Government Bond,
9.50%, 1/12/22 (a)	590,000	308,134
Turkey Government Bond, Series
CPI, 3.00%, 2/23/22	1,400,000	786,394
		2,411,457

TOTAL FOREIGN BONDS
(COST $22,935,519)		20,705,465
Yankee Dollars – 7.6%
Brazil – 0.5%
Petrobras Global Finance BV,
2.00%, 5/20/16	150,000	148,405
China – 0.6%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	198,861
Luxembourg – 1.0%
VTB Bank OJSC (VTB Capital
SA), Registered, 6.47%, 3/4/15	300,000	318,000
Russian Federation – 2.7%
AK Transneft OJSC, 7.70%,
8/7/13	225,000	225,000
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	300,000	322,125
Sberbank of Russia (SB Capital
SA), 5.50%, 7/7/15	250,000	264,537
		811,662
Turkey – 2.1%
Republic of Turkey, 7.00%,
9/26/16	565,000	629,975
United Arab Emirates – 0.7%
The Abu Dhabi National Energy
Co. (TAQA), 6.60%, 8/1/13	200,000	200,000

TOTAL YANKEE DOLLARS
(COST $2,331,714)		2,306,903

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligation – 0.8%
U.S. Treasury Bonds – 0.8%
3.13%, 2/15/43	280,000	254,275

TOTAL U.S. TREASURY OBLIGATION
(COST $293,784)		254,275
Investment Company – 21.2%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	6,470,514	6,470,514

TOTAL INVESTMENT COMPANY
(COST $6,470,514)		6,470,514
TOTAL INVESTMENT SECURITIES
(COST $32,031,531) — 97.3%		29,737,157

Percentages indicated are based on net assets of $30,565,990.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2013:

Percentage of
Net Assets
Industry	(%)
Sovereign Bonds	69.8
Investment Companies	21.2
Diversified Financial Services	1.5
Oil, Gas & Consumable Fuels	1.4
Commercial Banks	1.0
Commercial Banks	0.9
U.S. Treasury Obligations	0.8
Electric Utilities	0.7
Total Investments	97.3

At July 31, 2013, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Short Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Brazilian Real	Standard Chartered Bank	8/2/13	672,840	330,959	295,028	35,931
Brazilian Real	Standard Chartered Bank	8/2/13	3,285,451	1,518,231	1,440,608	77,623
Brazilian Real	JPMorgan Chase	8/2/13	1,381,063	631,170	605,570	25,600
Brazilian Real	JPMorgan Chase	8/2/13	3,569,031	1,631,035	1,564,953	66,082
Euro	Barclays Bank	9/16/13	45,473	58,529	60,497	(1,968)
Indian Rupee	Standard Chartered Bank	8/2/13	19,328,000	320,000	317,895	2,105
Indonesian Rupiah	JPMorgan Chase	8/26/13	2,237,760,000	222,000	217,013	4,987
Indonesian Rupiah	JPMorgan Chase	8/26/13	1,064,800,000	100,000	103,262	(3,262)
Indonesian Rupiah	Standard Chartered Bank	11/4/13	2,318,060,000	217,148	222,511	(5,363)
Malaysian Ringgit	Barclays Bank	8/30/13	485,445	150,000	149,455	545
Malaysian Ringgit	Standard Chartered Bank	8/30/13	4,946,061	1,514,873	1,522,755	(7,882)
Mexican Peso	Standard Chartered Bank	9/17/13	8,358,043	648,403	651,584	(3,182)
Mexican Peso	Standard Chartered Bank	9/17/13	3,321,553	256,703	258,945	(2,242)
Peruvian Nuevo Sol	Standard Chartered Bank	9/5/13	169,380	60,000	60,387	(388)
Peruvian Nuevo Sol	Barclays Bank	9/5/13	853,613	304,535	304,329	206
Peruvian Nuevo Sol	Standard Chartered Bank	9/5/13	334,380	120,000	119,213	787
Philippine Peso	Credit Suisse	8/30/13	8,118,880	186,727	187,011	(284)
Polish Zloty	Standard Chartered Bank	9/3/13	1,894,670	594,220	591,737	2,483
Russian Ruble	Standard Chartered Bank	10/29/13	32,966,995	982,008	987,414	(5,406)
South African Rand	Credit Suisse	9/17/13	5,380,925	550,000	542,349	7,652
Thai Baht	Standard Chartered Bank	11/18/13	33,450,258	1,108,542	1,062,865	45,677
				11,505,083	11,265,381	239,701

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Long Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Brazilian Real	Standard Chartered Bank	8/2/13	4,635,051	2,276,100	2,032,382	(243,718)
Brazilian Real	JPMorgan Chase	8/2/13	1,027,040	490,000	450,338	(39,662)
Brazilian Real	Barclays Bank	8/2/13	2,173,823	1,010,000	953,180	(56,820)
Brazilian Real	Standard Chartered Bank	8/2/13	1,124,032	520,000	492,867	(27,133)
Brazilian Real	JPMorgan Chase	9/4/13	3,163,886	1,408,425	1,376,717	(31,708)
Brazilian Real	JPMorgan Chase	9/4/13	1,373,083	612,888	597,476	(15,412)
Chilean Peso	Barclays Bank	9/24/13	20,850,000	40,723	40,309	(414)
Chinese Yuan	Standard Chartered Bank	11/5/13	4,199,925	677,571	680,472	2,901
Colombian Peso	JPMorgan Chase	10/7/13	2,402,133,345	1,253,887	1,259,789	5,902
Hungarian Forint	Standard Chartered Bank	9/27/13	259,444,812	1,131,366	1,147,995	16,629
Indonesian Rupiah	Barclays Bank	8/26/13	984,500,000	100,000	95,475	(4,525)
Indonesian Rupiah	Standard Chartered Bank	8/26/13	2,318,060,000	222,998	224,801	1,803
Indian Rupee	Standard Chartered Bank	8/2/13	18,678,400	320,000	307,211	(12,789)
Mexican Peso	JPMorgan Chase	9/17/13	10,705,688	863,118	834,604	(28,514)
Mexican Peso	Standard Chartered Bank	9/17/13	8,483,640	660,000	661,376	1,376
Mexican Peso	Standard Chartered Bank	9/17/13	1,169,769	89,418	91,194	1,776
Mexican Peso	JPMorgan Chase	9/17/13	20,528,404	1,632,795	1,600,373	(32,422)
Malaysian Ringgit	Standard Chartered Bank	8/30/13	5,131,756	1,681,275	1,579,926	(101,349)
Malaysian Ringgit	Barclays Bank	8/30/13	299,750	100,000	92,285	(7,715)
Malaysian Ringgit	Standard Chartered Bank	11/4/13	4,946,061	1,509,326	1,517,360	8,034
Philippine Peso	Standard Chartered Bank	8/30/13	8,118,880	197,396	187,011	(10,385)
Philippine Peso	Credit Suisse	11/8/13	8,118,880	186,942	186,975	33
Polish Zloty	Standard Chartered Bank	9/3/13	5,282,436	1,608,390	1,649,793	41,403
Polish Zloty	JPMorgan Chase	9/3/13	728,675	227,109	227,577	468
Romanian Leu	JPMorgan Chase	9/18/13	1,113,572	323,826	334,322	10,496
Turkish Lira	Credit Suisse	10/21/13	955,399	487,672	486,483	(1,189)
South African Rand	JPMorgan Chase	9/17/13	10,719,156	1,123,436	1,080,395	(43,041)
South African Rand	Barclays Bank	9/17/13	3,879,600	400,000	391,029	(8,971)
South African Rand	JPMorgan Chase	9/17/13	1,036,829	101,836	104,503	2,667
South African Rand	Standard Chartered Bank	9/17/13	9,588,350	950,000	966,419	16,419
				22,206,497	21,650,637	(555,860)

Interest Rate Swap Agreements

At July 31, 2013, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Receive	1-Year MYR CDI	3.24	5/3/18	Standard Charter Bank	1,500,000	MYR	462,606	(14,853)	(14,853)
Receive	1-Month MXN-TIIE-Banxico	6.38	7/11/23	Credit Suisse	16,000,000	MXN	1,253,054	(28,651)	(28,651)
Pay	1-Year PLN CDI	3.01	7/29/15	Barclays Bank PLC	5,000,000	PLN	1,564,945	13	13
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	489,474	7,335	7,335
Pay	1-Year BRL CDI	10.44	1/2/14	JPMorgan Chase Bank N.A.	2,200,000	BRL	964,658	37,502	37,502
Receive	1-Year BRL CDI	10.02	1/4/21	Barclays Bank PLC	2,400,000	BRL	1,052,355	(16,206)	(16,206)
Receive	1-Year BRL CDI	7.68	1/2/15	Barclays Bank PLC	9,400,000	BRL	4,121,722	(90,918)	(90,918)
Receive	1-Year ZAR CDI	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	2,029,736	(90,011)	(90,011)
Receive	1-Year MYR CDI	3.52	1/25/18	Standard Charter Bank	2,200,000	MYR	678,489	(11,429)	(11,429)
								(207,218)	(207,218)

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 84.6%
Bangladesh – 0.4%
Prime Bank Ltd.	848,105	238,887
Cambodia – 1.6%
NagaCorp Ltd.	1,318,000	1,029,887
Colombia – 2.1%
Banco Davivienda SA	87,579	1,067,146
Ecopetrol SA	134,781	308,465
		1,375,611
Croatia – 0.7%
Hrvatski Telekom dd	15,190	470,473
Egypt – 1.8%
Centamin plc *	534,793	303,244
Commercial International Bank	38,741	194,012
Orascom Telecom Holding SAE
GDR, Registered *	215,000	684,947
		1,182,203
Estonia – 1.3%
Tallink Group Ltd.	647,892	808,389
Georgia – 2.5%
Bank of Georgia Holdings plc	58,819	1,592,459
Kazakhstan – 1.6%
KazMunaiGas Exploration
Production GDR (a)	71,658	1,051,223
Kenya – 1.4%
Safaricom Ltd.	10,913,200	912,559
Kuwait – 5.3%
Kuwait Projects Co. (Holding)
KSC	636,875	1,232,083
Mabanee Co. SAKC	242,550	921,400
Mobile Telecommunications Co.	245,000	586,001
National Bank of Kuwait	212,850	681,299
		3,420,783
Lebanon – 0.2%
Banque Audi SAL - Audi
Saradar Group	22,987	147,117
Nigeria – 11.4%
Dangote Cement plc	858,715	1,041,800
Diamond Bank plc *	19,758,401	829,730
FBN Holdings plc	12,173,276	1,283,314
Guaranty Trust Bank plc	6,423,245	1,012,511
Nestle Foods Nigeria plc	113,552	700,570
Nigerian Breweries plc	978,218	1,050,076
Zenith Bank plc	11,567,142	1,423,371
		7,341,372
Oman – 3.5%
Bank Muscat SAOG	944,115	1,444,373
Renaissance Services SAOG *	467,722	775,082
		2,219,455
Pakistan – 10.6%
D.G. Khan Cement Co. Ltd.	1,383,000	1,246,985
Engro Corp. Ltd. *	854,800	1,359,038
MCB Bank Ltd.	241,745	647,752
Pakistan Petroleum Ltd.	375,475	911,583
The Hub Power Co. Ltd.	1,913,192	1,274,960
United Bank Ltd.	1,125,300	1,346,420
		6,786,738
Panama – 2.0%
Copa Holdings SA, Class A	9,293	1,293,307
Peru – 2.5%
Credicorp Ltd.	13,300	1,579,907
Philippines – 4.4%
Cebu Air, Inc.	515,880	746,731
Security Bank Corp.	258,850	858,462
SM Investments Corp.	56,335	1,232,571
		2,837,764
Qatar – 13.3%
Doha Bank QSC	34,956	486,753
Gulf International Services QSC	59,721	784,853
Industries Qatar QSC	43,215	1,885,983
Qatar Electricity & Water Co.	16,628	748,968
Qatar Islamic Bank	28,522	539,732
Qatar National Bank	48,837	2,374,114
Qatar Telecom (QTEL) QSC	45,426	1,744,179
		8,564,582
Romania – 0.8%
SIF 5 Oltenia Craiova	1,149,500	496,798
Slovenia – 0.2%
KrKa dd Novo Mesto	1,475	105,950
Sri Lanka – 1.5%
John Keells Holdings plc	489,704	969,726
Ukraine – 0.1%
EastCoal, Inc. *	1,819,080	34,585
EastCoal, Inc. *	360,500	5,266
		39,851
United Arab Emirates – 15.4%
Al Noor Hospitals Group plc *	34,323	365,438
DP World Ltd.	78,495	1,248,071
Dragon Oil plc	90,280	851,361
Emaar Properties PJSC	1,504,263	2,445,057
First Gulf Bank PJSC	306,797	1,378,243
National Bank of Abu Dhabi	471,344	1,674,709
NMC Health plc	262,071	1,181,883
Union National Bank PJSC	503,948	727,198
		9,871,960

TOTAL COMMON STOCKS
(COST $50,924,984)		54,337,001
Preferred Stock – 0.4%
Colombia – 0.4%
Bancolombia SA, Preferred
Shares	17,417	250,110

TOTAL PREFERRED STOCK
(COST $262,609)		250,110
Convertible Corporate Bonds – 0.1%
Oman – 0.1%
Bank Muscat SAOG, 4.50%,
3/20/16	45,141	12,546
Renaissance Services SAOG,
3.75%, 7/25/17	142,800	38,203

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Convertible Corporate Bonds, continued

TOTAL CONVERTIBLE CORPORATE BONDS
(COST $53,718)		50,749
Warrant – 0.0%
Ukraine – 0.0%
EastCoal, Inc. Warrant (b)(c)	360,500	—

TOTAL WARRANT
(COST $—)		—
Participatory Notes – 10.8%
Saudi Arabia – 7.4%
Etihad Etisalat Co., 9/27/16,
(Deutsche Bank AG)	45,787	1,025,519
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)	89,579	1,259,946
Saudi Dairy & Foodstuff Co.,
4/30/15, (Citigroup Global
Markets Holding, Inc.) *	21,096	544,446
United Electronics Co., 2/13/15,
(Citigroup Global Markets
Holding, Inc.)	29,551	867,410
Yanbu National Petrochemical
Co., 10/14/15, (Credit Suisse
AG) *	69,142	1,059,947
		4,757,268
United Arab Emirates – 0.2%
Union National Bank of Abu
Dhabi, 9/27/13, (Citigroup
Global Markets Holding, Inc.) *	62,125	87,845
Vietnam – 3.2%
PetroVietnam Drilling & Well
Services JSC, 9/6/16,
(JPMorgan Chase)	333,076	789,390
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global
Markets Holding, Inc.)	187,259	1,274,485
		2,063,875
TOTAL PARTICIPATORY NOTES
(COST $6,343,076)		6,908,988
Investment Company – 6.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (d)	4,374,420	4,374,420

TOTAL INVESTMENT COMPANY
(COST $4,374,420)		4,374,420
TOTAL INVESTMENT SECURITIES
(COST $61,958,807) — 102.7%		65,921,268

Percentages indicated are based on net assets of $64,216,348.
*	Represents non-income producing security.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2013. The total of all such securities represent 0.00% of net assets of the fund.
(c)	Illiquid security, representing 0.00% of net assets of the fund.
(d)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
GDR	Global Depositary Receipt

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2013:

Percentage of
Net Assets
Industry	(%)
Commercial Banks	37.2
Diversified Financial Services	7.3
Oil, Gas & Consumable Fuels	7.3
Investment Companies	6.8
Construction Materials	5.7
Diversified Telecommunication Services	5.4
Energy Equipment & Services	3.9
Food Products	3.9
Real Estate Management & Development	3.6
Hotels, Restaurants & Leisure	3.5
Industrial Conglomerates	3.4
Health Care Providers & Services	2.4
Airlines	2.0
Independent Power Producers & Energy Traders	2.0
Chemicals	1.7
Beverages	1.6
Marine	1.4
Multi-Utilities	1.2
Wireless Telecommunication Services	0.9
Capital Markets	0.8
Metals & Mining	0.5
Pharmaceuticals	0.2
Total Investments	102.7

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 14.7%†
Mexico – 7.7%
Mexican Bonos Desarr, Series
M, 6.50%, 6/10/21 (a)	1,000,000	81,476
Mexican Bonos Desarr, Series
M20, 10.00%, 12/5/24 (a)	240,000,000	25,004,824
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	73,862
Mexican Cetes, Series BI, 0.00%,
11/14/13 (b)	3,200,000,000	24,776,894
		49,937,056
Poland – 4.2%
Poland Government Bond, Series
0718, 2.50%, 7/25/18	91,099,000	27,301,187
South Africa – 0.6%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	3,736,584
Turkey – 2.2%
Turkey Government Bond, Series
5YR, 9.00%, 3/8/17 (a)	28,532,000	14,753,607

TOTAL FOREIGN BONDS
(COST $96,161,171)		95,728,434
Yankee Dollars – 62.7%
Brazil – 10.5%
Banco Bradesco SA, Registered,
4.10%, 3/23/15	9,000,000	9,213,750
Banco do Brasil SA, Registered,
5.88%, 1/26/22	200,000	192,000
Banco do Estado do Rio Grande
do Sul SA, Registered, 7.38%,
2/2/22	1,900,000	1,921,375
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	205,500
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,506,250
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	2,160,000	2,300,400
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	2,775,000	2,698,688
Federal Republic of Brazil,
6.00%, 1/17/17	5,100,000	5,745,150
Federal Republic of Brazil,
2.63%, 1/5/23	14,025,000	12,096,562
Federal Republic of Brazil,
11.00%, 8/17/40, Callable
8/17/15 @ 100.00	900,000	1,066,500
Oi SA, Registered, 5.75%,
2/10/22	2,100,000	1,963,500
Petrobras International Finance
Co., 6.13%, 10/6/16	15,014,000	16,376,310
Petrobras International Finance
Co., 7.88%, 3/15/19	2,400,000	2,747,513
Petrobras International Finance
Co., 5.75%, 1/20/20	4,500,000	4,648,302
Voto-Votorantim Overseas
Trading Operations NV,
Registered, 6.63%, 9/25/19	3,101,000	3,325,823
		68,007,623
Canada – 0.2%
Harvest Operations Corp.,
2.13%, 5/14/18 (c)	1,100,000	1,065,031
		1,065,031
Chile – 1.1%
Banco del Estado de Chile,
2.00%, 11/9/17 (c)	2,600,000	2,530,107
Codelco, Inc., Registered, 7.50%,
1/15/19	1,300,000	1,575,708
CorpBanca SA, 3.13%, 1/15/18	2,400,000	2,223,384
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	1,100,000	1,096,691
		7,425,890
China – 2.3%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	1,300,000	1,292,596
CNPC General Capital Ltd.,
1.45%, 4/16/16 (c)	800,000	798,192
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16 (c)	3,300,000	3,278,174
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	10,000,000	9,793,060
		15,162,022
Colombia – 9.2%
Banco Davivienda SA,
Registered, 2.95%, 1/29/18	5,000,000	4,725,000
Banco de Bogota SA, Registered,
5.00%, 1/15/17	2,200,000	2,288,000
Bancolombia SA, 6.13%, 7/26/20	2,050,000	2,080,750
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	5,410,000	5,626,400
Republic of Colombia, 8.25%,
12/22/14	1,040,000	1,128,400
Republic of Colombia, 7.38%,
1/27/17	19,935,000	23,074,762
Republic of Colombia, 7.38%,
3/18/19	12,470,000	15,088,700
Republic of Colombia, 4.38%,
7/12/21	4,450,000	4,605,750
Republic of Colombia, 2.63%,
3/15/23, Callable 12/15/22 @
100.00	750,000	657,375
Republic of Colombia, 6.13%,
1/18/41	300,000	328,500
		59,603,637
Costa Rica – 0.2%
Republic of Costa Rica, 4.25%,
1/26/23 (c)	1,200,000	1,134,000
Croatia – 1.0%
Croatia, Registered, 6.25%,
4/27/17	900,000	959,805
Croatia, Registered, 6.75%,
11/5/19	2,640,000	2,878,128
Croatia, Registered, 6.63%,
7/14/20	400,000	430,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Croatia, continued
Croatia, Registered, 6.38%,
3/24/21	2,260,000	2,390,402
		6,658,335
Dominican Republic – 0.1%
Dominican Republic, 7.50%,
5/6/21	600,000	648,000
India – 0.2%
Vedanta Resources plc,
Registered, 6.75%, 6/7/16	1,400,000	1,457,680
		1,457,680
Indonesia – 3.9%
PT Pertamina (Persero) Tbk,
4.30%, 5/20/23 (c)	1,300,000	1,166,750
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,235,000
Republic of Indonesia, 3.38%,
4/15/23 (c)	1,800,000	1,579,500
Republic of Indonesia,
Registered, 7.25%, 4/20/15	4,784,000	5,190,640
Republic of Indonesia,
Registered, 7.50%, 1/15/16	4,323,000	4,825,549
Republic of Indonesia,
Registered, 6.88%, 3/9/17	1,750,000	1,957,812
Republic of Indonesia,
Registered, 5.88%, 3/13/20	2,990,000	3,251,625
Republic of Indonesia,
Registered, 4.88%, 5/5/21	6,300,000	6,394,500
		25,601,376
Iraq – 0.3%
Republic of Iraq, Registered,
5.80%, 1/15/28, Callable
9/22/13 @ 100.00	2,675,000	2,247,000
Kazakhstan – 2.2%
Development Bank of
Kazakhstan, 4.13%, 12/10/22 (c)	1,750,000	1,579,375
KazMunaiGaz Finance Sub B.V.,
Registered, 11.75%, 1/23/15	11,281,000	12,691,125
		14,270,500
Lithuania – 0.3%
Republic of Lithuania,
Registered, 7.38%, 2/11/20	870,000	1,054,005
Republic of Lithuania,
Registered, 6.13%, 3/9/21	520,000	590,200
		1,644,205
Luxembourg – 0.2%
VTB Bank OJSC (VTB Capital
SA), Registered, 6.47%, 3/4/15	1,150,000	1,219,000
VTB Bank OJSC (VTB Capital
SA), Registered, 6.00%,
4/12/17	200,000	209,500
		1,428,500
Mexico – 5.8%
Banco Santander SA, 4.13%,
11/9/22 (c)	1,100,000	1,021,625
Petroleos Mexicanos, 4.88%,
3/15/15	2,000,000	2,100,000
United Mexican States, 5.63%,
1/15/17	9,810,000	10,938,150
United Mexican States, Series E,
5.95%, 3/19/19, MTN	3,000,000	3,472,500
United Mexican States, Series A,
5.13%, 1/15/20, MTN	1,950,000	2,170,350
United Mexican States, 3.63%,
3/15/22	340,000	336,600
United Mexican States, Series A,
6.05%, 1/11/40	12,010,000	13,331,100
United Mexican States, 4.75%,
3/8/44, MTN	4,900,000	4,508,000
		37,878,325
Namibia – 0.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	3,400,000	3,502,000
Panama – 0.5%
Republic of Panama, 5.20%,
1/30/20	3,190,000	3,532,925
Peru – 2.4%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	780,000	803,400
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	5,000,000	4,875,000
Continental Senior Trust,
Registered, 5.75%, 1/18/17	3,150,000	3,365,775
Corp. Financiera de Desarrollo
SA, Registered, 4.75%, 2/8/22	200,000	199,500
El Fondo MIVIVIENDA SA,
Registered, 3.50%, 1/31/23	975,000	872,625
Republic of Peru, 8.38%, 5/3/16	4,525,000	5,255,788
		15,372,088
Republic of Serbia – 0.1%
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	402,907
Russian Federation – 9.4%
AK Transneft OAO, Registered,
5.67%, 3/5/14	400,000	410,480
Alfa Bank OJSC, Registered,
7.88%, 9/25/17	1,200,000	1,317,900
Alfa Bank OJSC, Registered,
7.75%, 4/28/21	500,000	536,875
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	450,000	483,188
Gazprom OAO, Registered,
Series 2009/2, 10.50%,
3/25/14, MTN	10,000,000	10,551,000
Gazprom OAO, Registered,
8.13%, 7/31/14	3,601,000	3,813,459
Gazprom OAO, Registered,
Series 7, 6.21%, 11/22/16, MTN	4,600,000	5,010,780
Gazprom OAO, Registered,
9.25%, 4/23/19	2,050,000	2,511,250
Gazprom OAO, Registered,
6.00%, 1/23/21	1,200,000	1,262,256
Gazprom OAO, Registered,
6.51%, 3/7/22, MTN	11,100,000	11,959,140
Russia Foreign Bond, Registered,
7.50%, 3/31/30	8,612,200	10,097,804
Russian Agricultural Bank OJSC,
Registered, 7.13%, 1/14/14	503,000	515,575
Russian Federation, Registered,
3.25%, 4/4/17	3,200,000	3,309,216

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Russian Federation, continued
RZD Capital Ltd., Registered,
5.70%, 4/5/22	300,000	311,250
Sberbank of Russia (SB Capital
SA), Registered, 4.95%, 2/7/17	5,600,000	5,858,720
Sibur Securities Ltd., 3.91%,
1/31/18 (c)	3,100,000	2,952,750
		60,901,643
Slovak Republic – 0.5%
Slovak Republic, Registered,
4.38%, 5/21/22	3,390,000	3,450,342
Slovenia – 0.5%
Republic of Slovenia, 5.85%,
5/10/23 (c)	3,400,000	3,222,928
South Africa – 4.2%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23 (c)	2,450,000	2,430,155
Republic of South Africa, 6.88%,
5/27/19	6,100,000	7,015,000
Republic of South Africa, 5.50%,
3/9/20	15,670,000	16,786,487
Transnet SOC Ltd., Registered,
4.50%, 2/10/16	800,000	826,000
		27,057,642
Turkey – 6.8%
Akbank TAS, Registered, 5.13%,
7/22/15	9,080,000	9,274,494
Republic of Turkey, 9.50%,
1/15/14	906,000	935,626
Republic of Turkey, 7.25%,
3/15/15	18,392,000	19,771,400
Republic of Turkey, 7.00%,
9/26/16	4,520,000	5,039,800
Republic of Turkey, 7.50%,
11/7/19	100,000	117,000
Republic of Turkey, 3.25%,
3/23/23	3,300,000	2,854,500
Republic of Turkey, 4.88%,
4/16/43	2,200,000	1,831,500
Turkiye Halk Bankasi AS,
3.88%, 2/5/20 (c)	2,500,000	2,187,500
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (c)	1,000,000	960,000
Turkiye Vakiflar Bankasi TAO,
6.00%, 11/1/22 (c)	1,400,000	1,284,500
		44,256,320
Uruguay – 0.3%
Republica Oriental del Uruguay,
8.00%, 11/18/22	940,000	1,217,300
Republica Oriental del Uruguay,
6.88%, 9/28/25	700,000	850,500
		2,067,800

TOTAL YANKEE DOLLARS
(COST $422,829,825)		407,998,719
U.S. Treasury Obligations – 18.1%
U.S. Treasury Bills – 3.8%
0.06%, 9/26/13(d)	25,000,000	24,998,825

	Shares or
	Principal
	Amount ($)
U.S. Treasury Bonds – 1.7%
3.13%, 2/15/43	11,830,000	10,743,119
U.S. Treasury Notes – 12.6%
1.75%, 5/15/23	88,350,000	81,944,625

TOTAL U.S. TREASURY OBLIGATIONS
(COST $122,063,642)		117,686,569
Investment Company – 4.1%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (e)	26,535,069	26,535,069

TOTAL INVESTMENT COMPANY
(COST $26,535,069)		26,535,069
TOTAL INVESTMENT SECURITIES
(COST $667,589,707) — 99.6%		647,948,791

Percentages indicated are based on net assets of $650,612,553.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Zero-Coupon Security.
(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d)	Discount note. Rate presented represents the effective yield at time of purchase.
(e)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2013:

Percentage of
Net Assets
Industry	(%)
Sovereign Bonds	49.4
U.S. Treasury Obligations	18.1
Oil, Gas & Consumable Fuels	9.1
Commercial Banks	8.3
Diversified Financial Services	7.7
Investment Companies	4.1
Electric Utilities	0.8
Commercial Banks	0.7
Construction Materials	0.5
Metals & Mining	0.5
Diversified Telecommunication Services	0.3
Air Freight & Logistics	0.1
Road & Rail	0.0
Total Investments	99.6

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note September Future	Short	9/20/13	379	$47,919,813	$1,923,812
				$47,919,813	$1,923,812

At July 31, 2013, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Credit Suisse	8/2/13	49,485,980	24,306,685	21,698,667	2,608,018
Brazilian Real	Standard Chartered Bank	8/2/13	5,685,400	2,800,000	2,492,940	307,060
South African Rand	JPMorgan Chase Bank N.A.	9/17/13	38,629,443	4,048,614	3,893,500	155,114
Mexican Peso	Barclays Bank PLC	11/14/13	320,000,000	25,647,191	24,816,343	830,848
Mexican Peso	Standard Chartered Bank	9/17/13	402,099,721	32,373,876	31,347,281	1,026,595
Hungarian Forint	Barclays Bank PLC	9/27/13	5,788,628,234	25,285,582	25,613,592	(328,010)
Mexican Peso	Credit Suisse	9/17/13	253,484,325	19,077,619	19,761,378	(683,759)
Brazilian Real	Standard Chartered Bank	8/2/13	94,104,080	42,716,332	41,262,861	1,453,471
European Euro	Barclays Bank PLC	9/16/13	20,844,319	26,829,181	27,731,612	(902,431)
Mexican Peso	Barclays Bank PLC	9/17/13	68,156,304	5,269,953	5,313,395	(43,442)
Polish Zloty	Standard Chartered Bank	9/3/13	21,661,551	6,560,170	6,765,265	(205,095)
Polish Zloty	Standard Chartered Bank	9/3/13	22,350,686	6,781,566	6,980,494	(198,928)
Turkish Lira	Credit Suisse	10/21/13	10,757,777	5,454,709	5,477,788	(23,079)
Brazilian Real	Standard Chartered Bank	8/2/13	8,078,400	3,601,605	3,542,226	59,379
Turkish Lira	Credit Suisse	10/21/13	18,585,415	9,490,586	9,463,570	27,016
Polish Zloty	Credit Suisse	9/3/13	8,936,785	2,755,206	2,791,108	(35,902)
Polish Zloty	JPMorgan Chase Bank N.A.	9/3/13	16,335,446	5,027,335	5,101,833	(74,498)
Polish Zloty	Barclays Bank PLC	9/3/13	20,192,970	6,324,682	6,306,603	18,079
South African Rand	Barclays Bank PLC	9/17/13	241,776,510	24,900,000	24,368,898	531,102
				279,250,892	274,729,354	4,521,538

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	8/2/13	3,013,220	1,400,000	1,321,240	(78,760)
Brazilian Real	Credit Suisse	8/2/13	56,619,394	26,380,000	24,826,534	(1,553,466)
Brazilian Real	Credit Suisse	8/2/13	33,417,846	15,510,000	14,653,094	(856,906)
Brazilian Real	Standard Chartered Bank	8/2/13	56,225,000	26,000,000	24,653,600	(1,346,400)
Brazilian Real	Standard Chartered Bank	9/4/13	94,104,080	42,450,415	40,947,967	(1,502,448)
Brazilian Real	Barclays Bank PLC	9/4/13	1,105,000	500,000	480,824	(19,176)
Brazilian Real	Credit Suisse First Boston	8/2/13	8,078,400	3,600,000	3,542,226	(57,774)
Brazilian Real	JPMorgan Chase Bank N.A.	9/4/13	1,714,875	750,000	746,202	(3,798)
Brazilian Real	Standard Chartered Bank	9/4/13	8,078,400	3,577,838	3,515,194	(62,644)
Chinese Yuan	Standard Chartered Bank	11/5/13	149,467,470	24,113,490	24,216,722	103,232
Indian Rupee	JPMorgan Chase Bank N.A.	10/3/13	725,880,000	12,000,000	11,737,355	(262,645)
Indian Rupee	Credit Suisse	10/3/13	42,574,000	700,000	688,414	(11,586)
Mexican Peso	Credit Suisse	9/17/13	155,091,600	12,060,000	12,090,782	30,782
Mexican Peso	Standard Chartered Bank	9/17/13	214,148,043	16,550,203	16,694,762	144,559
Mexican Peso	JPMorgan Chase Bank N.A.	9/17/13	223,755,000	17,500,000	17,443,710	(56,290)
Mexican Peso	Credit Suisse	9/17/13	63,313,700	4,700,000	4,935,871	235,871
Mexican Peso	Standard Chartered Bank	9/17/13	152,175,000	11,262,628	11,863,407	600,779
Mexican Peso	Standard Chartered Bank	9/17/13	179,345,564	13,709,338	13,981,596	272,258
Mexican Peso	Standard Chartered Bank	9/17/13	19,375,500	1,500,000	1,510,494	10,494
Russian Ruble	Standard Chartered Bank	10/29/13	3,999,150	119,125	119,781	656
South African Rand	Credit Suisse	9/17/13	297,130,125	29,310,000	29,948,045	638,045
South African Rand	Barclays Bank PLC	9/17/13	93,823,213	9,250,000	9,456,536	206,536
South African Rand	Credit Suisse	9/17/13	51,696,400	5,093,241	5,210,532	117,291
South African Rand	Barclays Bank PLC	9/17/13	15,049,200	1,500,000	1,516,824	16,824
				279,536,278	276,101,712	(3,434,566)

Interest Rate Swap Agreements

At July 31, 2013, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	3-Month LIBOR BBA	1.96%	5/17/22	Standard Charter Bank	1,200,000	USD	1,200,000	56,269	56,269
Pay	3-Month LIBOR BBA	1.77%	8/10/22	Barclays Capital Group	13,000,000	USD	13,000,000	821,219	821,219
								877,488	877,488

Credit Default Swap Agreements - Sell Protection(a)

At July 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied Credit					Unrealized
		Expiration	Spread at July 31,	Notional	Fixed Rate		Upfront Premiums	Appreciation/
Underlying Instrument	Counterparty	Date	2013 (%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Republic of China	JPMorgan Chase Bank N.A.	06/20/18	1.18	5,500,000	1.00	(25,978)	71,224	(97,202)
Republic of Brazil	Barclays Bank PLC	06/20/18	1.85	2,500,000	1.00	(88,759)	(39,915)	(48,845)
Republic of Brazil	JPMorgan Chase Bank N.A.	06/20/18	1.81	2,500,000	1.00	(88,690)	(46,715)	(41,974)
Republic of Brazil	Credit Suisse First Boston	06/20/18	1.85	14,000,000	1.00	(496,662)	(297,735)	(198,926)
People's Republic of China	JPMorgan Chase Bank N.A.	06/20/18	1.18	6,000,000	1.00	(28,340)	83,678	(112,018)
Republic of China	Credit Suisse First Boston	06/20/18	1.18	6,000,000	1.00	(28,340)	37,634	(65,974)
Republic of Brazil	Credit Suisse First Boston	06/20/18	1.89	4,500,000	1.00	(159,641)	(96,534)	(63,107)
Republic of Indonesia	Credit Suisse First Boston	06/20/18	2.17	3,800,000	1.00	(181,585)	(207,184)	25,599
Republic of Indonesia	JPMorgan Chase Bank N.A.	09/20/18	2.17	500,000	1.00	(26,930)	(26,156)	(774)
Republic of Indonesia	Credit Suisse First Boston	09/20/18	2.25	1,800,000	1.00	(96,947)	(120,906)	23,959
Republic of Brazil	Barclays Bank PLC	09/20/18	1.89	3,000,000	1.00	(117,940)	(123,859)	5,918
Republic of Brazil	JPMorgan Chase Bank N.A.	09/20/18	1.89	10,000,000	1.00	(393,134)	(412,862)	19,728
Republic of South Africa	JPMorgan Chase Bank N.A.	09/20/18	2.30	13,000,000	1.00	(747,528)	(716,665)	(30,863)
Republic of Peru	JPMorgan Chase Bank N.A.	06/20/17	1.21	100,000	1.00	(228)	(3,224)	2,996
Republic of South Africa	Barclays Bank PLC	12/20/17	2.12	3,500,000	1.00	(148,062)	(88,148)	(59,914)
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	2.12	3,500,000	1.00	(148,062)	(99,897)	(48,165)
						(2,776,826)	(2,087,264)	(689,562)

Credit Default Swap Agreements - Buy Protection(a)

At July 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied Credit					Unrealized
		Expiration	Spread at July 31,	Notional	Fixed Rate		Upfront Premiums	Appreciation/
Underlying Instrument	Counterparty	Date	2013 (%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Republic of Korea	JPMorgan Chase Bank N.A.	06/20/18	0.86	5,500,000	1.00	(48,020)	(65,689)	17,669
Republic of Korea	JPMorgan Chase Bank N.A.	06/20/18	0.86	7,000,000	1.00	(61,116)	(45,513)	(15,603)
Republic of Korea	JPMorgan Chase Bank N.A.	06/20/18	0.86	7,000,000	1.00	(61,116)	(59,599)	(1,517)
Republic of Korea	JPMorgan Chase Bank N.A.	06/20/18	0.86	6,000,000	1.00	(52,385)	(77,634)	25,248
Emirate of Abu Dhabi	Barclays Bank PLC	06/20/18	0.65	4,400,000	1.00	(87,743)	(72,021)	(15,722)
Republic of Korea	Credit Suisse First Boston	06/20/18	0.86	6,000,000	1.00	(52,385)	(63,927)	11,542
Republic of Korea	JPMorgan Chase Bank N.A.	09/20/17	0.75	5,000,000	1.00	(71,581)	12,067	(83,649)
Republic of Korea	JPMorgan Chase Bank N.A.	06/20/17	0.75	100,000	1.00	(1,432)	1,211	(2,643)
Republic of the Philippines	JPMorgan Chase Bank N.A.	09/20/17	1.02	1,700,000	1.00	(6,183)	38,756	(44,939)
Republic of Turkey	Barclays Bank PLC	12/20/17	1.97	3,500,000	1.00	135,081	93,237	41,844
Republic of Turkey	JPMorgan Chase Bank N.A.	12/20/17	1.97	3,500,000	1.00	135,081	89,748	45,333
State of Qatar	Barclays Bank PLC	09/20/17	0.60	6,250,000	1.00	(114,470)	74,259	(188,729)
						(286,269)	(75,105)	(211,166)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 83.6%†
Australia – 2.4%
Australia & New Zealand
Banking Group Ltd., Series E,
2.90%, 8/14/15, MTN (a)	2,000,000	323,818
Brazil – 2.4%
Banco BTG Pactual SA, Series
G, 4.10%, 3/26/16, MTN (a)	2,000,000	312,851
China – 31.6%
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	328,102
Beijing Enterprises Water Group
Ltd., 3.75%, 6/30/14 (a)	3,000,000	487,631
Big Will Investments Ltd.,
Registered, 7.00%, 4/29/14 (a)	2,000,000	326,737
Bitronic Ltd., 4.00%, 12/12/15 (a)	3,000,000	481,269
China Guangdong Nuclear
Power Holding Co. Ltd.,
Registered, 3.75%, 11/1/15 (a)	2,000,000	326,182
China Shanshui Cement Group
Ltd., 6.50%, 7/22/14 (a)	2,000,000	323,954
Huaneng Power International,
Inc., 3.85%, 2/5/16 (a)	2,000,000	326,071
Intime Department Store (Group)
Co. Ltd., Registered, 4.65%,
7/21/14 (a)	2,000,000	322,128
Kaisa Group Holdings Ltd.,
6.88%, 4/22/16	2,000,000	302,983
New World China Land Ltd.,
8.50%, 4/11/15 (a)	2,000,000	341,373
Right Century Ltd., 1.85%,
6/3/14 (a)	2,000,000	319,482
The Export-Import Bank of
China, 2.70%, 4/7/14 (a)	2,000,000	324,764
		4,210,676
France – 3.7%
Veolia Environnement SA,
Series E, 4.50%, 6/28/17,
MTN (a)	3,000,000	494,163
Germany – 1.2%
BSH Bosch und Siemens
Hausgerate GmbH, Registered,
3.80%, 7/24/17 (a)	1,000,000	163,561
Hong Kong – 30.1%
BECL Investment Holding Ltd.,
4.75%, 2/21/14 (a)	3,000,000	486,406
China Resources Power Holdings
Co. Ltd., Series A, 2.90%,
11/12/13 (a)	2,000,000	324,905
Dorsett Hospitality International
Ltd., Series E, 6.00%, 4/3/18,
MTN (a)	2,000,000	304,833
Eastern Air Overseas (Hong
Kong) Corp. Ltd., 4.00%,
8/8/14 (a)	2,000,000	325,828
Galaxy Entertainment Group
Ltd., 4.63%, 12/16/13 (a)	3,000,000	487,747
Gemdale International Holdings
Ltd., 9.15%, 7/26/15 (a)	2,000,000	338,957
Lafarge Shui On Cement Ltd.,
Registered, 9.00%, 11/14/14 (a)	2,000,000	340,572
Lai Fung Holdings Ltd., 6.88%,
4/25/18	2,000,000	290,768
Noble Group Ltd., Series E,
4.00%, 1/30/16, MTN	1,000,000	161,705
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	317,013
Silvery Castle Ltd., 2.75%,
7/14/14 (a)	2,000,000	322,023
Singamas Container Holdings
Ltd., Registered, 4.75%,
4/14/14 (a)	2,000,000	322,207
		4,022,964
Japan – 2.5%
Mitsui & Co. Ltd., Series E,
4.25%, 3/1/17, MTN (a)	2,000,000	331,353
Singapore – 2.4%
Global Logistic Properties Ltd.,
Registered, 3.38%, 5/11/16 (a)	2,000,000	323,737
South Korea – 2.4%
The Korea Development Bank,
Series E, 2.75%, 11/14/13,
MTN (a)	2,000,000	325,552
United States – 4.9%
Caterpillar Financial Services
Corp., Registered, 3.35%,
11/26/14	2,000,000	326,393
Yum! Brands, Inc., Registered,
2.38%, 9/29/14 (a)	2,000,000	321,265
		647,658

TOTAL FOREIGN BONDS
(COST $10,876,898)		11,156,333
Certificates of Deposit – 13.3%
China – 7.3%
China Construction Bank (Asia)
Corp. Ltd., Series FXCD,
2.75%, 3/11/14	2,000,000	325,508
China Development Bank Corp.,
2.90%, 6/25/14 (a)	2,000,000	325,377

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments - as of July 31, 2013 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Certificates of Deposit, continued
China, continued
Industrial & Commercial Bank of
China Ltd., Series FXCD,
2.60%, 5/28/14	2,000,000	323,886
		974,771
Japan – 2.4%
Sumitomo Mitsui Banking Corp.,
1.10%, 4/22/14 (a)	2,000,000	320,805
Singapore – 3.6%
Oversea-Chinese Banking Corp.
Ltd., 1.10%, 3/28/14 (a)	3,000,000	482,596

TOTAL CERTIFICATES OF DEPOSIT
(COST $1,734,635)		1,778,172
Investment Company – 1.4%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	180,924	180,924

TOTAL INVESTMENT COMPANY
(COST $180,924)		180,924
TOTAL INVESTMENT SECURITIES
(COST $12,792,457) — 98.3%		13,115,429

Percentages indicated are based on net assets of $13,346,715.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2013.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

The Fund invested, as a percentage of net assets, in the following industries, as of July 31, 2013:

Percentage of
Net Assets
Industry	(%)
Commercial Banks	23.0
Real Estate Management & Development	15.6
Hotels, Restaurants & Leisure	8.3
Water Utilities	7.4
Diversified Financial Services	7.3
Electric Utilities	7.3
Construction Materials	5.0
Diversified Telecommunication Services	3.6
Industrial Conglomerates	3.6
Energy Equipment & Services	2.5
Metals & Mining	2.5
Airlines	2.4
Diversified Consumer Services	2.4
Food Products	2.4
Multiline Retail	2.4
Investment Companies	1.4
Household Durables	1.2
Total Investments	98.3

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2013

1. Organization:

     The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of July 31, 2013, the Trust is comprised of 15 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

     The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

     The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also may receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

     The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	July 31, 2013
Growth Fund	HSBC Growth Portfolio	90.2%
Opportunity Fund	HSBC Opportunity Portfolio	6.9%

     The World Selection Funds, excluding the Income Strategy Fund, (“World Selection Feeder Funds”) also currently invest in the Portfolios as follows:

	Proportionate Ownership	Proportionate Ownership
	Interest in Growth Portfolio	Interest in Opportunity
World Selection Feeder Fund	on July 31, 2013	Portfolio on July 31, 2013
Aggressive Strategy Fund	2.1%	0.4%
Balanced Strategy Fund	4.3%	0.7%
Moderate Strategy Fund	2.6%	0.5%
Conservative Strategy Fund	0.8%	0.2%

     The Portfolios are part of the HSBC Family of Funds, and like each Feeder Fund and World Selection Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Feeder Funds.

     Each of the World Selection Funds is a diversified fund. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     Each of the Emerging Markets Funds is a non-diversified fund. The Emerging Markets Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Total Return Fund, and RMB Fixed Income Fund (“Debt Funds”) are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Debt Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. The Frontier Markets Fund is authorized to issue two classes of shares: Class A Shares and Class I Shares. Class A Shares of the Frontier Markets Fund has a maximum sales charge of 5.00% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

     Under the Trust and Portfolios Trust’s organizational documents, the Trust’s and Portfolios Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolios Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

     The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

     Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions:

A. Feeder Funds and World Selection Feeder Funds

     The Feeder Funds and World Selection Feeder Funds record investments into the Portfolios on a trade date basis. The Feeder Funds and World Selection Feeder Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are accounted for on trade date. In addition, the Feeder Funds and World Selection Feeder Funds accrue their own expenses daily as incurred.

B. Portfolios, Money Market Funds and Emerging Markets Funds

     Investment transactions are accounted for not later than one business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. Restricted securities held as of July 31, 2013 are presented within Funds’ Schedules, as applicable.

Participation Notes and Participatory Notes:

     The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

     The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

     The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

     All open derivative positions at period end are reflected on the Funds’ Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds and Portfolios, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

     Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     As of July 31, 2013, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

     The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

     The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition to the foreign currency risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. In addition to the interest rate risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

Futures Contracts:

     Each Portfolio and Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Portfolios and Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios and Emerging Markets Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios and Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of July 31, 2013, the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

     The Emerging Markets Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

     The Emerging Markets Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as unrealized appreciation or depreciation on swap agreements and, when cash is exchanged, the gain or loss realized is recorded as realized gains or losses on swap agreements. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

     Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of July 31, 2013 for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

     As of July 31, 2013, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary:

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Feeder Funds record their investments in their respective Portfolios at fair value, which are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios and Emerging Markets Funds

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30 to 720 day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts.

     In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ or Emerging Markets Funds’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

     Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     The following is a summary of the valuation inputs used as of July 31, 2013 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investment Securities:
Affiliated Portfolios(a)	-	79,761,275	-	79,761,275
Total Investment Companies	-	79,761,275	-	79,761,275

Opportunity Fund
Investment Securities:
Affiliated Portfolios(a)	-	14,571,630	-	14,571,630
Total Investment Companies	-	14,571,630	-	14,571,630

Prime Money Market Fund
Investment Securities(b):
Certificates of Deposit	-	2,120,982,551	-	2,120,982,551
Commercial Paper and Notes	-	1,415,497,983	-	1,415,497,983
Corporate Obligations	-	178,513,649	-	178,513,649
Yankee Dollars	-	104,341,422	-	104,341,422
Variable Rate Demand Notes	-	58,150,000	-	58,150,000
U.S. Government and Government Agency Obligations	-	30,000,000	-	30,000,000
U.S. Treasury Obligations	-	337,668,826	-	337,668,826
Repurchase Agreements	-	100,000,000	-	100,000,000
Time Deposits	-	420,000,000	-	420,000,000
Total Investment Securities	-	4,765,154,431	-	4,765,154,431

U.S. Government Money Market Fund
Investment Securities(b):
U.S. Government and Government Agency Obligations	-	1,577,912,782	-	1,577,912,782
U.S. Treasury Obligations	-	794,027,645	-	794,027,645
Repurchase Agreements	-	1,800,000,000	-	1,800,000,000
Total Investment Securities	-	4,171,940,427	-	4,171,940,427

U.S. Treasury Money Market Fund
Investment Securities(b):
U.S. Treasury Obligations	-	2,336,894,913	-	2,336,894,913
Total Investment Securities	-	2,336,894,913	-	2,336,894,913

Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Companies	367,842	-	-	367,842
Affiliated Portfolios(a)	-	2,654,054	-	2,654,054
Unaffiliated Investment Companies	8,750,977	-	-	8,750,977
Exchange Traded Funds	6,546,982	-	-	6,546,982
Total Investment Companies	15,665,801	2,654,054	-	18,319,855

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,357,575	-	-	5,357,575
Affiliated Portfolios(a)	-	5,373,589	-	5,373,589
Unaffiliated Investment Companies	25,184,521	-	-	25,184,521
Exchange Traded Funds	13,936,891	-	-	13,936,891
Total Investment Companies	44,478,987	5,373,589	-	49,852,576

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Companies	5,671,562	-	-	5,671,562
Affiliated Portfolios(a)	-	3,314,128	-	3,314,128
Unaffiliated Investment Companies	25,739,203	-	-	25,739,203
Exchange Traded Funds	9,615,118	-	-	9,615,118
Total Investment Companies	41,025,883	3,314,128	-	44,340,011

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Companies	2,743,653	-	-		2,743,653
Affiliated Portfolios(a)	-	1,032,077	-		1,032,077
Unaffiliated Investment Companies	14,968,260	-	-		14,968,260
Exchange Traded Funds	3,387,798	-	-		3,387,798
Total Investment Companies	21,099,711	1,032,077	-		22,131,788

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	127,898	-	-		127,898
Unaffiliated Investment Companies	1,093,593	-	-		1,093,593
Exchange Traded Funds	18,552	-	-		18,552
Total Investment Companies	1,240,043	-	-		1,240,043

Emerging Markets Debt Fund
Investment Securities:
Corporate Obligations	-	10,700	-		10,700
Yankee Dollars(b)	-	38,839,028	-		38,839,028
Total Investment Securities	-	38,849,728	-		38,849,728
Other Financial Instruments:(c)
Credit Default Swap Agreements	-	12,850	-		12,850
Forward Foreign Currency Contracts	-	12,409	-		12,409
Total Investments	-	38,874,987	-		38,874,987

Emerging Markets Local Debt
Investment Securities:
Foreign Bonds(b)	-	20,705,465	-		20,705,465
Yankee Dollars(b)	-	2,306,903	-		2,306,903
U.S. Treasury Obligations	-	254,275	-		254,275
Investment Companies	6,470,514	-	-		6,470,514
Total Investment Securities	6,470,514	23,266,643	-		29,737,157
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	(207,218)	-		(207,218)
Forward Foreign Currency Contracts	-	(316,159)	-		(316,159)
Total Investment Securities	6,470,514	22,743,266	-		29,213,780

Frontier Markets Fund
Investment Securities:
Common Stocks:
Diversified Telecommunication Services(b)	4,010,408	684,947	-		4,695,355
Other Common Stocks(b)	49,641,646	-	-		49,641,646
Preferred Stocks(b)	250,110	-	-		250,110
Convertible Corporate Bonds(b)	-	50,749	-		50,749
Warrant	-	-	-	(d)	-
Participatory Notes(b)	-	6,908,988	-		6,908,988
Investment Companies	4,374,420	-	-		4,374,420
Total Investment Securities	58,276,584	7,644,684	-		65,921,268

Total Return Fund
Investment Securities:
Foreign Bonds(b)	-	95,728,434	-		95,728,434
Yankee Dollars(b)	-	407,998,719	-		407,998,719
U.S. Treasury Obligations	-	117,686,569	-		117,686,569
Investment Companies	26,535,069	-	-		26,535,069
Total Investment Securities	26,535,069	621,413,722	-		647,948,791
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	877,488	-		877,488
Credit Default Swap Agreements	-	(900,728)	-		(900,728)
Forward Foreign Currency Contracts	-	1,086,972	-		1,086,972
Futures Contracts	1,923,812	-	-		1,923,812
Total Investment Securities	28,458,881	622,477,454	-		650,936,335

RMB Fixed Income Fund
Investment Securities:
Foreign Bonds(b)	-	11,156,333	-		11,156,333
Certificates of Deposit(b)	-	1,778,172	-		1,778,172
Investment Companies	180,924	-	-		180,924
Total Investment Securities	180,924	12,934,505	-		13,115,429

Growth Portfolio
Investment Securities:
Common Stocks(b)	86,858,794	-	-	86,858,794
Investment Companies	1,159,557	-	-	1,159,557
	88,018,351	-	-	88,018,351

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	201,892,820	-	-	201,892,820
Investment Companies	7,347,255	-	-	7,347,255
Total Investment Securities	209,240,075	-	-	209,240,075

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(c)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements.
(d)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2013.

     The only transfers between levels as of July 31, 2013 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund. There was no activity involving Level 3 holding, EastCoal, Inc. Warrant, during the period.

4. Investment Risks:

     Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

     Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

     Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

     Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

     Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

5. Federal Income Tax Information:

     At July 31, 2013, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Prime Money Market Fund	4,765,154,431	-	-	-
U.S. Government Money Market Fund	4,171,940,427	-	-	-
U.S Treasury Money Market Fund	2,336,894,913	-	-	-
Aggressive Strategy Fund	13,969,876	1,941,173	(245,248)	1,695,925
Balanced Strategy Fund	41,837,475	4,159,662	(1,518,150)	2,641,512
Moderate Strategy Fund	39,623,113	2,856,212	(1,453,442)	1,402,770
Conservative Strategy Fund	20,657,971	1,025,268	(583,528)	441,740
Income Strategy Fund	1,264,329	13,009	(37,295)	(24,286)
Emerging Markets Debt Fund	38,959,019	946,666	(1,055,957)	(109,291)
Emerging Markets Local Debt Fund	32,048,869	47,533	(2,359,245)	(2,311,712)
Frontier Markets Fund	62,195,305	4,943,833	(1,217,870)	3,725,963
Total Return Fund	667,618,443	1,262,882	(20,932,534)	(19,669,652)
RMB Fixed Income Fund	12,792,457	388,398	(65,426)	322,972
Growth Portfolio	63,311,720	25,170,819	(464,188)	24,706,631
Opportunity Portfolio	165,145,069	46,452,326	(2,357,320)	44,095,006

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 27, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 27, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	September 27, 2013